UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-01800

U.S. GLOBAL INVESTORS FUNDS
190 Middle Street, Suite 101
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
190 Middle Street, Suite 101
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 – December 31, 2025

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Global Luxury Goods Fund

USLUX

:  Investor Class

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about the USGI Global Luxury Goods Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$186	1.71%

How did the Fund perform in the last year?

The fund was influenced by mixed global luxury demand, with resilient spending from ultra-high-net-worth consumers offset by weaker discretionary demand in China and Europe. Market performance was driven by company-specific fundamentals, pricing power, and margin discipline across leading luxury brands. The Fund’s investment adviser focused on stock selection, emphasizing companies with strong brand equity, balance-sheet strength, and cash-flow resilience. Active portfolio positioning and selective exposure to higher-quality names helped navigate volatility in the luxury sector during the year.

Total Return Based on a $10,000 Investment

Investor Class
S&P 500® Index
S&P Composite 1500 TR
S&P Global Luxury Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25
$39,827
$38,601
$27,463
$25,844

Date	Investor Class	S&P 500® Index	S&P Composite 1500 TR	S&P Global Luxury Index
12/31/15	$10,000	$10,000	$10,000	$10,000
03/31/16	$9,661	$10,135	$10,156	$10,127
06/30/16	$9,543	$10,384	$10,420	$9,148
09/30/16	$10,145	$10,784	$10,835	$9,851
12/31/16	$10,866	$11,196	$11,303	$10,008
03/31/17	$11,099	$11,875	$11,951	$11,048
06/30/17	$11,553	$12,242	$12,305	$12,018
09/30/17	$11,880	$12,790	$12,851	$12,765
12/31/17	$12,949	$13,640	$13,691	$13,968
03/31/18	$13,002	$13,537	$13,592	$14,201
06/30/18	$12,949	$14,002	$14,089	$14,655
09/30/18	$13,168	$15,081	$15,125	$14,550
12/31/18	$11,885	$13,042	$13,012	$12,393
03/31/19	$13,191	$14,822	$14,787	$14,061
06/30/19	$13,122	$15,460	$15,402	$14,560
09/30/19	$13,006	$15,723	$15,638	$13,972
12/31/19	$13,513	$17,149	$17,033	$16,028
03/31/20	$9,945	$13,788	$13,529	$11,460
06/30/20	$12,033	$16,620	$16,338	$14,540
09/30/20	$13,212	$18,105	$17,737	$17,167
12/31/20	$16,317	$20,304	$20,085	$21,946
03/31/21	$17,117	$21,558	$21,473	$23,395
06/30/21	$18,804	$23,401	$23,220	$25,666
09/30/21	$18,353	$23,537	$23,303	$24,062
12/31/21	$20,381	$26,132	$25,799	$27,050
03/31/22	$18,451	$24,931	$24,602	$23,777
06/30/22	$14,419	$20,916	$20,662	$18,840
09/30/22	$14,063	$19,895	$19,679	$18,269
12/31/22	$15,520	$21,399	$21,212	$20,751
03/31/23	$18,352	$23,004	$22,730	$24,546
06/30/23	$19,325	$25,015	$24,637	$25,585
09/30/23	$17,282	$24,196	$23,809	$22,008
12/31/23	$19,207	$27,025	$26,613	$24,091
03/31/24	$20,975	$29,878	$29,357	$25,430
06/30/24	$20,386	$31,157	$30,432	$23,160
09/30/24	$21,695	$32,992	$32,271	$24,425
12/31/24	$21,938	$33,786	$32,988	$23,827
03/31/25	$21,345	$32,343	$31,507	$22,173
06/30/25	$23,366	$35,882	$34,837	$24,747
09/30/25	$24,740	$38,797	$37,629	$26,575
12/31/25	$25,844	$39,827	$38,601	$27,463

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective May 1, 2024, the Fund changed its primary benchmark from the S&P Composite 1500 Index to the S&P 500 Index due to regulatory requirements. The Fund retained the S&P Global Luxury Index as a secondary benchmark because the S&P Global Luxury Index more closely aligns with the Fund's investment strategies and investment restrictions. The Fund retained the S&P Composite 1500 Index as a secondary benchmark because it served as a basis for the Fund's performance adjustment, which phased out entirely April 1, 2025.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Class	17.80%	9.63%	9.96%
S&P 500® Index	17.88%	14.42%	14.82%
S&P Composite 1500 TR	17.02%	13.96%	14.46%
S&P Global Luxury Index	15.26%	4.59%	10.63%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$53,990,895
# of Portfolio Holdings	56
Portfolio Turnover Rate	122%
Management Fee (Net of fees waived)	$401,319

Top Ten Holdings

(% net assets)

LVMH Moet Hennessy Louis Vuitton SE, ADR	8.49%
Hermes International SCA	6.52%
Royal Caribbean Cruises, Ltd.	4.87%
Tesla, Inc.	4.86%
Cie Financiere Richemont SA	4.79%
Industria de Diseno Textil SA	4.78%
Hilton Worldwide Holdings, Inc.	3.99%
Carnival Corp.	3.99%
Ferrari NV	3.98%
The Goldman Sachs Group, Inc.	3.87%

Sector Weightings

(% total investments)

Value	Value
Consumer Discretionary	63.6%
Consumer Staples	18.6%
Materials	11.3%
Financials	6.2%
Other	0.3%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/.

U.S. Global Investors Funds

Global Luxury Goods Fund

USLUX

:  Investor Class

Annual Shareholder Report - December 31, 2025

252A-USLUX-25

Global Resources Fund

PSPFX

:  Investor  Class

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about the USGI Global Resources Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$245	1.75%

How did the Fund perform in the last year?

The Fund’s strong year was shaped by exposure to commodities and companies tied to major structural trends such as electrification, energy transition and constrained supply in key resource markets. Significant contributors included technology-driven commodity platforms and miners advancing high-quality development projects that gained investor traction. Detractors were mostly linked to softer agricultural markets, energy price volatility and early-stage transition metal projects experiencing financing or regulatory delays. Overall, the Fund’s positioning throughout the year benefited from its focus on resource segments exhibiting clear operational momentum and improving fundamentals.

Total Return Based on a $10,000 Investment

Investor Class
S&P 500® Index
S&P Global Natural Resources Index (Net Total Return)
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$39,827
$26,844
$24,373
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25

Date	Investor Class	S&P 500® Index	S&P Global Natural Resources Index (Net Total Return)
12/31/15	$10,000	$10,000	$10,000
03/31/16	$10,678	$10,135	$10,911
06/30/16	$10,805	$10,384	$11,649
09/30/16	$12,246	$10,784	$12,334
12/31/16	$11,499	$11,196	$13,145
03/31/17	$11,959	$11,875	$13,509
06/30/17	$11,806	$12,242	$13,362
09/30/17	$12,660	$12,790	$14,782
12/31/17	$13,750	$13,640	$16,034
03/31/18	$13,276	$13,537	$15,749
06/30/18	$13,027	$14,002	$16,578
09/30/18	$12,147	$15,081	$16,771
12/31/18	$10,318	$13,042	$13,937
03/31/19	$10,649	$14,822	$15,641
06/30/19	$10,957	$15,460	$15,810
09/30/19	$10,223	$15,723	$14,833
12/31/19	$11,123	$17,149	$16,225
03/31/20	$7,262	$13,788	$10,872
06/30/20	$10,037	$16,620	$13,065
09/30/20	$11,533	$18,105	$13,321
12/31/20	$15,231	$20,304	$16,217
03/31/21	$16,330	$21,558	$18,097
06/30/21	$16,790	$23,401	$19,384
09/30/21	$15,921	$23,537	$18,822
12/31/21	$17,306	$26,132	$20,173
03/31/22	$19,565	$24,931	$23,519
06/30/22	$14,925	$20,916	$19,824
09/30/22	$14,651	$19,895	$18,885
12/31/22	$15,212	$21,399	$22,108
03/31/23	$15,353	$23,004	$22,198
06/30/23	$15,000	$25,015	$21,337
09/30/23	$14,115	$24,196	$22,095
12/31/23	$14,044	$27,025	$22,856
03/31/24	$14,044	$29,878	$23,313
06/30/24	$14,009	$31,157	$22,864
09/30/24	$14,717	$32,992	$23,644
12/31/24	$13,521	$33,786	$20,831
03/31/25	$13,853	$32,343	$22,275
06/30/25	$15,885	$35,882	$23,002
09/30/25	$20,576	$38,797	$25,155
12/31/25	$24,373	$39,827	$26,844

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective May 1, 2024, the Fund changed its primary benchmark from the S&P Global Natural Resources Index to the S&P 500 Index due to regulatory requirements. The Fund retained the S&P Global Natural Resources Index as a secondary benchmark because the S&P Global Natural Resources Index more closely aligns with the Fund's investment strategies and investment  restrictions.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Class	80.27%	9.86%	9.32%
S&P 500® Index	17.88%	14.42%	14.82%
S&P Global Natural Resources Index (Net Total Return)	28.86%	10.61%	10.38%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$63,199,442
# of Portfolio Holdings	132
Portfolio Turnover Rate	60%
Management Fee (Net of fees waived)	$277,896

Top Ten Holdings

(% net assets)

Abaxx Technologies, Inc.	17.64%
Montage Gold Corp.	6.83%
Hudbay Minerals, Inc.	2.98%
Vizsla Silver Corp.	2.71%
K92 Mining, Inc.	2.62%
Exxon Mobil Corp.	2.57%
Nutrien, Ltd.	2.44%
Torex Gold Resources, Inc.	2.19%
Coeur Mining, Inc.	1.83%
Aris Gold Corp.	1.80%

Sector Weightings

(% total investments)

Value	Value
Gold Mining	21.5%
Enterprise Software/Services	18.3%
Metal - Diversified	9.9%
Metal - Copper	7.1%
Oil Companies - Integrated	6.0%
Diversified Minerals	4.8%
Silver Mining	4.5%
Oil Companies - Exploration & Production	4.0%
Precious Metals	3.0%
Other	20.9%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/.

U.S. Global Investors Funds

Global Resources Fund

PSPFX

:  Investor  Class

Annual Shareholder Report - December 31, 2025

252A-PSPFX-25

Gold and Precious Metals Fund

USERX

:  Investor Class

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about the USGI Gold and Precious Metals Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$294	1.60%

How did the Fund perform in the last year?

The Fund’s results for the year were shaped by strong stock selection in miners that benefited from leverage to rising precious metal prices. Avoiding certain names that struggled operationally or lagged peers also contributed meaningfully to relative performance. Some positions hindered results, including holdings in royalty companies with less upside during a sharp metals rally and companies facing sentiment overhangs or cost pressures. Overall, the year reflected the advantages of focusing on operationally improving producers and developers while managing exposures to higher risk or higher premium names.

Total Return Based on a $10,000 Investment

Investor Class
S&P 500® Index
FTSE Gold Mines Index
$80,000
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$74,622
$68,155
$39,827
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25

Date	Investor Class	S&P 500® Index	FTSE Gold Mines Index
12/31/15	$10,000	$10,000	$10,000
03/31/16	$13,333	$10,135	$15,299
06/30/16	$18,712	$10,384	$21,124
09/30/16	$19,468	$10,784	$19,856
12/31/16	$14,536	$11,196	$16,072
03/31/17	$15,713	$11,875	$17,494
06/30/17	$14,908	$12,242	$16,681
09/30/17	$16,209	$12,790	$17,447
12/31/17	$16,436	$13,640	$17,716
03/31/18	$14,867	$13,537	$16,629
06/30/18	$15,775	$14,002	$16,644
09/30/18	$13,525	$15,081	$13,727
12/31/18	$14,087	$13,042	$15,936
03/31/19	$15,118	$14,822	$17,010
06/30/19	$16,821	$15,460	$19,963
09/30/19	$17,746	$15,723	$20,900
12/31/19	$21,320	$17,149	$22,738
03/31/20	$14,529	$13,788	$19,060
06/30/20	$24,117	$16,620	$29,122
09/30/20	$28,006	$18,105	$31,349
12/31/20	$29,222	$20,304	$28,411
03/31/21	$25,507	$21,558	$25,233
06/30/21	$28,704	$23,401	$25,905
09/30/21	$23,736	$23,537	$22,818
12/31/21	$26,060	$26,132	$25,462
03/31/22	$28,730	$24,931	$30,067
06/30/22	$21,117	$20,916	$21,400
09/30/22	$19,308	$19,895	$18,348
12/31/22	$21,515	$21,399	$22,193
03/31/23	$23,125	$23,004	$24,883
06/30/23	$21,051	$25,015	$23,365
09/30/23	$19,021	$24,196	$20,544
12/31/23	$21,824	$27,025	$24,947
03/31/24	$22,684	$29,878	$24,599
06/30/24	$24,802	$31,157	$26,695
09/30/24	$29,370	$32,992	$32,560
12/31/24	$25,482	$33,786	$27,185
03/31/25	$33,946	$32,343	$37,456
06/30/25	$39,343	$35,882	$43,042
09/30/25	$57,548	$38,797	$64,940
12/31/25	$68,155	$39,827	$74,622

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective May 1, 2024, the Fund changed its primary benchmark from the FTSE Gold Mines Index to the S&P 500 Index due to regulatory requirements. The Fund retained the FTSE Gold Mines Index as a secondary benchmark because the FTSE Gold Mines Index more closely aligns with the Fund's investment strategies and investment restrictions.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Class	167.46%	18.46%	21.16%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE Gold Mines Index	174.50%	21.30%	22.26%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$275,902,243
# of Portfolio Holdings	90
Portfolio Turnover Rate	76%
Management Fee Paid	$1,535,522

Top Ten Holdings

(% net assets)

K92 Mining, Inc.	6.59%
Barrick Mining Corp.	4.74%
Discovery Silver Corp.	4.54%
Mineros SA	4.45%
Aya Gold & Silver, Inc.	4.04%
Torex Gold Resources, Inc.	3.46%
IAMGOLD Corp.	3.44%
Americas Gold & Silver Corp.	3.35%
DPM Metals, Inc.	3.03%
Anglogold Ashanti PLC	2.78%

Sector Weightings

(% total investments)

Value	Value
Gold Mining	62.3%
Silver Mining	14.7%
Precious Metals	11.3%
Platinum	3.8%
Other	7.9%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/.

U.S. Global Investors Funds

Gold and Precious Metals Fund

USERX

:  Investor Class

Annual Shareholder Report - December 31, 2025

252A-USERX-25

Near-Term Tax Free Fund

NEARX

:  Investor Class

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about the USGI Near-Term Tax Free Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.45%

How did the Fund perform in the last year?

The Fund’s performance for the year was shaped by strong municipal bond selection in several states and key sectors, along with beneficial exposure to longer-duration holdings. However, significant overweighting in certain regions—especially Texas—and heavy short-duration positioning detracted from results and limited participation in stronger parts of the municipal curve. Sector allocation also weighed performance when key overweight areas lagged, while underweight in outperforming categories reduced relative gains. Overall, the year illustrated how regional concentration and duration structure played central roles in the fund’s return pattern.

Total Return Based on a $10,000 Investment

Investor Class
Bloomberg Municipal Bond Index
Bloomberg 3 Year Municipal Bond Index
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$12,608
$11,771
$10,946
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25

Date	Investor Class	Bloomberg Municipal Bond Index	Bloomberg 3 Year Municipal Bond Index
12/31/15	$10,000	$10,000	$10,000
03/31/16	$10,037	$10,167	$10,077
06/30/16	$10,112	$10,433	$10,146
09/30/16	$10,098	$10,401	$10,120
12/31/16	$9,955	$10,025	$10,008
03/31/17	$10,029	$10,183	$10,135
06/30/17	$10,059	$10,382	$10,189
09/30/17	$10,130	$10,492	$10,243
12/31/17	$10,074	$10,571	$10,164
03/31/18	$10,013	$10,454	$10,175
06/30/18	$10,087	$10,545	$10,241
09/30/18	$10,070	$10,529	$10,229
12/31/18	$10,147	$10,707	$10,343
03/31/19	$10,222	$11,017	$10,481
06/30/19	$10,254	$11,252	$10,597
09/30/19	$10,332	$11,429	$10,630
12/31/19	$10,368	$11,513	$10,723
03/31/20	$10,401	$11,441	$10,684
06/30/20	$10,524	$11,752	$10,928
09/30/20	$10,596	$11,897	$11,005
12/31/20	$10,673	$12,113	$11,041
03/31/21	$10,604	$12,071	$11,057
06/30/21	$10,628	$12,242	$11,087
09/30/21	$10,603	$12,209	$11,096
12/31/21	$10,623	$12,297	$11,086
03/31/22	$10,212	$11,531	$10,691
06/30/22	$10,134	$11,193	$10,703
09/30/22	$9,960	$10,805	$10,491
12/31/22	$10,068	$11,249	$10,709
03/31/23	$10,164	$11,561	$10,854
06/30/23	$10,162	$11,549	$10,805
09/30/23	$10,115	$11,093	$10,695
12/31/23	$10,373	$11,969	$11,080
03/31/24	$10,386	$11,923	$11,050
06/30/24	$10,448	$11,920	$11,089
09/30/24	$10,616	$12,244	$11,354
12/31/24	$10,580	$12,095	$11,307
03/31/25	$10,693	$12,068	$11,422
06/30/25	$10,759	$12,053	$11,542
09/30/25	$10,928	$12,414	$11,717
12/31/25	$10,946	$12,608	$11,771

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective May 1, 2024, the Fund changed its primary benchmark from the Bloomberg 3-Year Municipal Bond Index to the Bloomberg Municipal Bond Index due to regulatory requirements. The Fund retained the Bloomberg 3-Year Municipal Bond Index as a secondary benchmark as the Bloomberg 3-Year Municipal Bond Index more closely aligns with the Fund's investment strategies and investment restrictions.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Class	3.47%	0.51%	0.91%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%
Bloomberg 3 Year Municipal Bond Index	4.11%	1.29%	1.64%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$22,751,059
# of Portfolio Holdings	40
Portfolio Turnover Rate	62%
Management Fee (Net of fees waived)	$(135,297)

Top Ten Area Concentrations

(% of net assets)

Texas	26.12%
Illinois	9.01%
Minnesota	7.52%
Pennsylvania	5.58%
Wisconsin	5.39%
Kentucky	4.73%
Alabama	4.71%
Tennessee	4.03%
Kansas	2.95%
New Mexico	2.74%

Maturity Weightings

(% total investments)

Value	Value
Less than 1 Month	29.5%
1-3 Months	5.8%
3-12 Months	15.2%
1-3 Years	49.5%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/.

U.S. Global Investors Funds

Near-Term Tax Free Fund

NEARX

:  Investor Class

Annual Shareholder Report - December 31, 2025

252A-NEARX-25

U.S. Government Securities Ultra-Short Bond Fund

UGSDX

:  Investor Class

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about the USGI U.S. Government Securities Ultra-Short Bond Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.45%

How did the Fund perform in the last year?

The Fund’s results for the year reflected its emphasis on highly liquid, high-quality short-term government securities, which delivered stability but limited the Fund's ability to capture broader benchmark gains. The most positive contribution came from concentrated holdings in Treasury bills and select agency notes that maintained steady performance. At the same time, the short maturity profile created reinvestment challenges and restricted participation in longer-duration segments that outperformed. The year ultimately showcased the fund’s defensive stance, prioritizing capital preservation and liquidity over higher-yielding opportunities.

Total Return Based on a $10,000 Investment

Investor Class
Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Treasury Bills 6-9 Months Total Return Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$12,249
$12,199
$11,520
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25

Date	Investor Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bills 6-9 Months Total Return Index
12/31/15	$10,000	$10,000	$10,000
03/31/16	$10,061	$10,303	$10,022
06/30/16	$10,072	$10,531	$10,035
09/30/16	$10,083	$10,580	$10,042
12/31/16	$10,047	$10,265	$10,049
03/31/17	$10,060	$10,349	$10,060
06/30/17	$10,076	$10,498	$10,076
09/30/17	$10,095	$10,587	$10,103
12/31/17	$10,117	$10,628	$10,122
03/31/18	$10,091	$10,473	$10,153
06/30/18	$10,167	$10,456	$10,194
09/30/18	$10,199	$10,458	$10,241
12/31/18	$10,233	$10,629	$10,305
03/31/19	$10,276	$10,942	$10,378
06/30/19	$10,315	$11,279	$10,459
09/30/19	$10,354	$11,535	$10,516
12/31/19	$10,387	$11,556	$10,573
03/31/20	$10,411	$11,920	$10,688
06/30/20	$10,420	$12,265	$10,690
09/30/20	$10,420	$12,341	$10,696
12/31/20	$10,420	$12,423	$10,700
03/31/21	$10,420	$12,005	$10,705
06/30/21	$10,420	$12,224	$10,705
09/30/21	$10,368	$12,230	$10,707
12/31/21	$10,375	$12,232	$10,704
03/31/22	$10,218	$11,506	$10,680
06/30/22	$10,219	$10,966	$10,657
09/30/22	$10,136	$10,445	$10,655
12/31/22	$10,203	$10,641	$10,721
03/31/23	$10,335	$10,956	$10,835
06/30/23	$10,373	$10,863	$10,907
09/30/23	$10,474	$10,512	$11,040
12/31/23	$10,628	$11,229	$11,213
03/31/24	$10,738	$11,142	$11,324
06/30/24	$10,790	$11,149	$11,460
09/30/24	$10,958	$11,728	$11,647
12/31/24	$11,086	$11,369	$11,761
03/31/25	$11,201	$11,685	$11,881
06/30/25	$11,314	$11,826	$11,989
09/30/25	$11,420	$12,067	$12,128
12/31/25	$11,520	$12,199	$12,249

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective May 1, 2024, the Fund changed its primary benchmark from the Bloomberg U.S. Treasury Bills 6-9 Months Total Return Index to the Bloomberg U.S. Aggregate Bond Index due to regulatory requirements. The Fund retained the Bloomberg U.S. Treasury Bills 6-9 Months Total Return Index as a secondary benchmark as the Bloomberg U.S. Treasury Bills 6-9 Months Total Return Index more closely aligns with the Fund's investment strategies and investment restrictions.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Class	3.92%	2.03%	1.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Treasury Bills 6-9 Months Total Return Index	4.15%	2.74%	2.05%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$28,003,407
# of Portfolio Holdings	13
Portfolio Turnover Rate	25%
Management Fee (Net of fees waived)	$(110,420)

Top Ten Holdings

(% net assets)

U.S. Treasury Bill	14.04%
U.S. Treasury Bill	10.69%
U.S. Treasury Bill	10.66%
U.S. Treasury Bill	8.81%
U.S. Treasury Bill	7.12%
U.S. Treasury Bill	7.09%
Federal Home Loan Mortgage Corp.	7.07%
U.S. Treasury Bill	7.00%
Federal Home Loan Bank	5.25%
U.S. Treasury Bill	3.55%

Sector Weightings

(% total investments)

Value	Value
U.S. Treasury Bill	86.4%
Federal Home Loan Mortgage Corp	7.8%
Federal Home Loan Bank	5.8%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/.

U.S. Global Investors Funds

U.S. Government Securities Ultra-Short Bond Fund

UGSDX

:  Investor Class

Annual Shareholder Report - December 31, 2025

252A-UGSDX-25

World Precious Minerals Fund

UNWPX

:  Investor Class

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about the USGI World Precious Minerals Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$285	1.70%

How did the Fund perform in the last year?

The Fund’s performance reflected notable strength in exploration driven companies that delivered substantial drilling success and resource growth, especially in Guyana. Weaknesses came from overweight positions in early-stage miners navigating permitting challenges or companies without direct leverage to precious metal prices. The year overall highlighted how concentrated exploration breakthroughs and selective positioning powered much of the Fund’s return profile.

Total Return Based on a $10,000 Investment

Investor Class
S&P 500® Index
NYSE Arca Gold Miners Index
$80,000
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$74,743
$39,827
$27,906
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25

Date	Investor Class	S&P 500® Index	NYSE Arca Gold Miners Index
12/31/15	$10,000	$10,000	$10,000
03/31/16	$13,984	$10,135	$14,632
06/30/16	$21,264	$10,384	$20,261
09/30/16	$24,588	$10,784	$19,375
12/31/16	$17,508	$11,196	$15,452
03/31/17	$18,473	$11,875	$16,776
06/30/17	$17,205	$12,242	$16,282
09/30/17	$17,839	$12,790	$16,996
12/31/17	$16,779	$13,640	$17,364
03/31/18	$15,384	$13,537	$16,407
06/30/18	$13,595	$14,002	$16,671
09/30/18	$12,450	$15,081	$13,908
12/31/18	$11,465	$13,042	$15,906
03/31/19	$11,508	$14,822	$16,959
06/30/19	$12,187	$15,460	$19,402
09/30/19	$13,207	$15,723	$20,391
12/31/19	$14,056	$17,149	$22,469
03/31/20	$9,512	$13,788	$17,991
06/30/20	$16,986	$16,620	$28,042
09/30/20	$21,232	$18,105	$30,117
12/31/20	$23,979	$20,304	$27,882
03/31/21	$22,110	$21,558	$25,128
06/30/21	$24,070	$23,401	$26,397
09/30/21	$19,466	$23,537	$22,965
12/31/21	$20,576	$26,132	$25,415
03/31/22	$20,974	$24,931	$30,534
06/30/22	$14,515	$20,916	$21,933
09/30/22	$13,079	$19,895	$19,207
12/31/22	$13,797	$21,399	$23,360
03/31/23	$14,435	$23,004	$26,513
06/30/23	$12,680	$25,015	$24,527
09/30/23	$11,404	$24,196	$22,122
12/31/23	$11,564	$27,025	$25,972
03/31/24	$11,325	$29,878	$26,336
06/30/24	$12,282	$31,157	$28,546
09/30/24	$13,478	$32,992	$33,469
12/31/24	$11,883	$33,786	$28,851
03/31/25	$14,435	$32,343	$39,071
06/30/25	$16,508	$35,882	$44,376
09/30/25	$23,845	$38,797	$65,035
12/31/25	$27,906	$39,827	$74,743

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective May 1, 2024, the Fund changed its primary benchmark from the NYSE Arca Gold Miners Index to the S&P 500 Index  due to regulatory requirements. The Fund retained the NYSE Arca Gold Miners Index as a secondary benchmark because the NYSE Arca Gold Miners Index more closely aligns with the Fund's investment strategies and investment restrictions.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Class	134.84%	3.08%	10.81%
S&P 500® Index	17.88%	14.42%	14.82%
NYSE Arca Gold Miners Index	159.06%	21.80%	22.28%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$75,773,253
# of Portfolio Holdings	164
Portfolio Turnover Rate	28%
Management Fee (Net of fees waived)	$381,726

Top Ten Holdings

(% net assets)

Radisson Mining Resources, Inc.	7.25%
G2 Goldfields, Inc.	6.89%
Vizsla Silver Corp.	6.24%
TriStar Gold, Inc.	5.96%
K92 Mining, Inc.	5.02%
Omai Gold Mines Corp.	4.37%
Montage Gold Corp.	3.80%
Nano One Materials Corp.	2.97%
Black Cat Syndicate, Ltd.	2.71%
Tolu Minerals, Ltd.	2.37%

Sector Weightings

(% total investments)

Value	Value
Gold Mining	59.2%
Precious Metals	15.9%
Silver Mining	9.9%
Diversified Minerals	4.3%
Metal - Diversified	4.1%
Other	6.6%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/.

U.S. Global Investors Funds

World Precious Minerals Fund

UNWPX

:  Investor Class

Annual Shareholder Report - December 31, 2025

252A-UNWPX-25

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
(a)           As of the end of the period covered by this report, U.S. Global Investors Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)       There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)       There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)        Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $118,600 in 2024 and $118,600 in 2025.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2024 and $0 in 2025.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $26,000 in 2024 and $26,000 in 2025.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2024 and $0 in 2025.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to the Registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $26,000 in 2024 and $26,000 in 2025.  These fees related to tax services rendered to the Registrant.

(h) All non-audit services rendered in (g) above were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

U.S. Global Investors Funds
Annual Financials and Other
Information
December 31, 2025

U.S. Global Investors Funds
Annual Financials and Other Information
December 31, 2025
Table of Contents
Portfolios of Investments 5
Notes to Portfolios of Investments 28
Statements of Assets and Liabilities 40
Statements of Operations 42
Statements of Changes in Net Assets 44
Notes to Financial Statements 48
Financial Highlights 61
Report of Independent Registered Public Accounting Firm 67
Important Tax Information (unaudited) 68
Other Information (unaudited) 69

Apex Fund Services
190 Middle Street, Suite 101
Portland, ME 04101
Nasdaq Symbols
U.S. Global Investors Funds
Investor Class
U.S. Government Securities Ultra-Short Bond Fund UGSDX
Near-Term Tax Free Fund NEARX
Global Luxury Goods Fund USLUX
Global Resources Fund PSPFX
World Precious Minerals Fund UNWPX
Gold and Precious Metals Fund USERX

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2025
U.S. Government Securities Ultra-Short Bond Fund
United States Government and Agency
Obligations 90.45%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Federal Home Loan Bank 5.25%
Fixed Rates:
1.11 10/28/26 $ 1,500,000 $ 1,470,134
Federal Home Loan Mortgage Corp 7.07%
Fixed Rates:
2.53 10/25/26 2,000,000 1,980,313
U.S. Treasury Bill 78.13%
◊
Yield to Maturity:
3.80 01/22/26 3,000,000 2,994,086
3.87 02/10/26 2,000,000 1,992,347
3.99 02/12/26 600,000 597,551
3.73 02/24/26 1,000,000 994,813
3.94 02/26/26 3,000,000 2,983,580
3.70 03/19/26 2,000,000 1,985,215
3.73 -
3.75 05/14/26 2,500,000 2,468,189
3.73 05/21/26 1,000,000 986,570
3.63 06/04/26 1,000,000 985,264
3.53 06/25/26 4,000,000 3,932,676
3.83 -
3.88 08/06/26 2,000,000 1,959,434
21,879,725
Total United States Government and Agency Obligations 25,330,172
Investments, at value 90.45% 25,330,172
(cost $25,305,058 )
Other assets and liabilities, net 9.55% 2,673,235
Net Assets 100.00% $ 28,003,407

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2025
Near-Term Tax Free Fund
Municipal Bonds 89.44%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Alabama 4.71%
Black Belt Energy, Alabama, RB 5.00 12/01/55 $ 1,000,000 $ 1,070,197
Colorado 1.83%
City of Greeley CO Water Revenue, Colorado,
Refunding, RB 5.00 08/01/27 400,000 415,658
Connecticut 1.66%
City of New London CT, Connecticut, GO
Unlimited 1.25 03/15/31 200,000 175,411
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 05/15/27 200,000 201,655
377,066
Georgia 2.20%
Barrow County School District, Georgia, GO
Unlimited 2.13 02/01/26 500,000 499,570
Hawaii 0.78%
State of Hawaii, Hawaii, Refunding, GO
Unlimited 5.00 10/01/27 175,000 177,990
Illinois 9.01%
State of Illinois, Illinois, GO Unlimited 5.00 11/01/28 1,000,000 1,037,480
Village of Hoffman Estates IL, Illinois,
Refunding, GO Unlimited 4.00 12/01/35 1,000,000 1,013,089
2,050,569
Indiana 0.66%
Northwestern School Corp., Indiana, GO
Limited 5.00 01/15/26 150,000 150,106
Kansas 2.95%
City of Bel Aire KS, Kansas, GO Unlimited 3.00 12/01/28 500,000 501,299
City of Lawrence KS, Kansas, GO Unlimited 3.25 09/01/27 170,000 170,062
671,361
Kentucky 4.73%
Kentucky Public Energy Authority, Kentucky,
Refunding, RB
‡
5.00 01/01/55 1,000,000 1,076,352
Massachusetts 2.38%
New Bedford Housing Authority,
Massachusetts, RB 2.45 10/01/27 550,000 541,646

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2025
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Michigan 1.62%
Great Lakes Water Authority Water Supply
System Revenue, Michigan, Refunding,
RB 5.00 07/01/26 $ 365,000 $ 369,357
Minnesota 7.52%
City of Woodbury MN, Minnesota, GO
Unlimited 3.00 02/01/28 550,000 550,027
County of Chisago MN, Minnesota, GO
Unlimited 2.00 02/01/27 1,175,000 1,161,161
1,711,188
New Mexico 2.74%
City of Rio Rancho NM, New Mexico, GO
Unlimited 5.00 08/01/27 600,000 623,961
New York 0.89%
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/26 200,000 202,904
North Carolina 1.80%
City of Cherryville NC, North Carolina, GO
Unlimited 2.00 11/01/31 440,000 409,955
Oregon 2.17%
City of Ashland OR, Oregon, GO Limited 2.38 10/01/26 200,000 198,729
City of Lincoln City OR, Oregon, Refunding, GO
Unlimited 2.50 06/01/28 300,000 295,307
494,036
Pennsylvania 5.58%
Delaware River Port Authority, Pennsylvania,
Refunding, RB 5.00 01/01/27 500,000 511,343
Williamsport Sanitary Authority, Pennsylvania,
Refunding, RB BAM 5.00 01/01/27 740,000 757,450
1,268,793
Tennessee 4.03%
Paris Utility Authority Electric System Revenue,
Tennessee, RB 5.00 06/01/28 155,000 163,465
Tennessee Energy Acquisition Corp.,
Tennessee, Refunding, RB 5.00 12/01/35 700,000 753,283
916,748

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2025
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Texas 26.12%
Board of Regents of the University of Texas
System, Texas, RB 5.00 08/15/26 $ 1,000,000 $ 1,015,371
City of Dallas TX Waterworks & Sewer System
Revenue, Texas, Refunding, RB 5.00 10/01/26 750,000 763,760
City of Denton TX, Texas, GO Limited 4.00 02/15/26 265,000 265,466
City of Denton TX, Texas, Refunding, GO
Limited 5.00 02/15/27 400,000 410,904
City of San Antonio TX Electric & Gas Systems
Revenue, Texas, Refunding, RB 5.00 02/01/26 500,000 500,971
City of San Antonio TX Electric & Gas Systems
Revenue, Texas, Refunding, RB 5.00 02/01/27 375,000 375,676
Rockwall Independent School District, Texas,
GO Unlimited PSF-GTD 5.00 02/15/27 270,000 277,300
Texas Department of Transportation State
Highway Fund, Texas, RB 5.00 10/01/26 695,000 708,011
Texas Municipal Gas Acquisition & Supply
Corp. V, Texas, RB
‡
5.00 01/01/55 540,000 583,144
Texas Water Development Board, Texas, RB 5.00 10/15/27 345,000 359,978
Westwood Independent School District, Texas,
GO Unlimited PSF-GTD 5.00 02/15/27 665,000 681,939
5,942,520
Washington 0.67%
King County Housing Authority, Washington,
Refunding, RB 4.00 06/01/27 150,000 151,607
Wisconsin 5.39%
Bayside WI Promissory Note, Wisconsin, GO
Unlimited 5.00 03/01/27 225,000 230,672
Elmbrook School District, Wisconsin,
Refunding, GO Unlimited 2.75 04/01/28 1,000,000 996,053
1,226,725
Total Municipal Bonds 20,348,309
(cost $20,269,805)
Exchange Traded Fund 4.88% Shares
iShares Short-Term California Muni Active ETF 22,000 1,110,120
(cost $1,112,646)
Investments, at value 94.32% 21,458,429
(cost $21,382,451 )
Other assets and liabilities, net 5.68% 1,292,630
Net Assets 100.00% $ 22,751,059

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2025
Global Luxury Goods Fund
Common Stocks 94.15% Shares Value
Apparel Manufacturers 10.92%
Christian Dior SE 810 $ 563,756
Hermes International SCA 1,418 3,520,682
Kering SA, ADR 20,200 710,434
PRADA SpA 47,000 272,277
Tapestry, Inc. 6,500 830,505
5,897,654
Athletic Footwear 1.03%
adidas AG, ADR 5,600 553,560
Automotive - Cars & Light Trucks 15.96%
Ferrari NV 5,815 2,148,991
Mercedes-Benz Group AG, ADR 116,200 2,041,681
Tesla, Inc.
*
5,840 2,626,365
Volkswagen AG 14,760 1,802,586
8,619,623
Beverages - Wine/Spirits 0.95%
Davide Campari-Milano NV 16,300 105,303
Pernod Ricard SA 4,760 407,581
512,884
Casino Hotels 1.47%
Las Vegas Sands Corp. 12,200 794,098
Cosmetics & Toiletries 2.92%
L'Oreal SA, ADR 10,450 895,043
The Estee Lauder Cos., Inc. 6,500 680,680
1,575,723
Cruise Lines 10.94%
Carnival Corp.
*
70,500 2,153,070
Royal Caribbean Cruises, Ltd. 9,435 2,631,610
Viking Holdings, Ltd.
*
15,700 1,121,137
5,905,817
Diversified Banking Institution 5.97%
The Goldman Sachs Group, Inc. 2,375 2,087,625
UBS Group AG 24,500 1,134,595
3,222,220
Diversified Minerals 0.15%
Caledonia Mining Corp. PLC 3,000 78,510
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
#*@
100,000 0

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2025
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Finance - Mortgage Loan/Banker 0.00%
Lendified Holdings, Inc.
#*@
1,116,560 $ 0
Footwear & Related Apparel 0.11%
Birkenstock Holding PLC
*
1,500 61,350
Gold Mining 7.37%
DPM Metals, Inc. 11,200 346,147
Franco-Nevada Corp. 2,610 541,001
OceanaGold Corp. 8,333 236,169
OR Royalties, Inc. 15,000 530,850
Ramelius Resources, Ltd. 209,000 574,833
Regis Resources, Ltd. 107,000 533,661
Resolute Mining, Ltd.
*
430,000 348,273
Royal Gold, Inc. 3,305 734,668
Vault Minerals, Ltd.
*
36,923 132,891
3,978,493
Hotels & Motels 7.41%
Hilton Worldwide Holdings, Inc. 7,500 2,154,375
HUGO BOSS AG 1,100 46,350
Marriott International, Inc., Class A 5,800 1,799,392
4,000,117
Oil Companies - Exploration & Production 0.07%
NG Energy International Corp.
*
47,500 38,760
Precious Metals 1.60%
Integra Resources Corp.
*
65,000 260,650
Metalla Royalty & Streaming, Ltd.
*
17,000 132,260
Triple Flag Precious Metals Corp. 3,600 119,592
Wheaton Precious Metals Corp. 3,000 352,560
865,062
Real Estate Operating/Development 0.00%
Infrastructure Ventures, Inc.
#*@+
426,533 0
Recreational Centers 1.65%
Life Time Group Holdings, Inc.
*
33,600 893,088
Retail - Apparel/Shoe 10.93%
Brunello Cucinelli SpA 5,950 682,451
Industria de Diseno Textil SA 39,100 2,579,219
JD Sports Fashion PLC 800,000 906,790
Moncler SpA 11,900 760,650
Zalando SE
*
32,900 970,783
5,899,893

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2025
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Retail - Jewelry 6.21%
Chow Tai Fook Jewellery Group, Ltd. 155,000 $ 247,636
Cie Financiere Richemont SA 11,979 2,583,284
Laopu Gold Co., Ltd. 800 63,936
Signet Jewelers, Ltd. 5,500 455,840
3,350,696
Textile - Apparel 8.49%
LVMH Moet Hennessy Louis Vuitton SE, ADR 30,391 4,583,267
Total Common Stocks 50,830,815
(cost $41,468,800)
Preferred Stock 0.17% Rate
Automotive - Cars & Light Trucks 0.17%
Porsche Automobil Holding SE 1.91% 2,000 93,311
(cost $79,236)
Corporate Non-Convertible Bond 1.71%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.71%
Aris Gold Corp. 7.50 08/26/27 $ 336,994 926,734
(cost $336,957)
Exchange Traded Fund 0.18% Shares
Global X MSCI China Consumer Discretionary ETF 4,500 95,692
(cost $104,090)
Investments, at value 96.21% 51,946,552
(cost $41,989,083 )
Other assets and liabilities, net 3.79% 2,044,343
Net Assets 100.00% $ 53,990,895

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2025
Global Resources Fund
Common Stocks 92.44% Shares Value
Advanced Materials/Production 0.62%
Nano One Materials Corp.
*
500,000 $ 389,785
Agricultural Chemicals 2.44%
Nutrien, Ltd. 25,000 1,543,000
Agricultural Operations 0.56%
Bunge Global SA 4,000 356,320
Building - Heavy Construction 0.66%
Worley, Ltd. 50,000 417,541
Chemicals - Diversified 1.13%
Base Carbon, Inc.
*
990,000 714,072
Coal 0.00%
Caribbean Resources Corp.
#*@
2,148,176 0
Diamonds/Precious Stones 0.19%
Barksdale Resources Corp.
*
1,955,000 117,509
Diversified Minerals 4.48%
Allied Critical Metals, Inc.
*
500,000 218,571
Anson Resources, Ltd.
*
1,000,000 43,150
Arianne Phosphate, Inc.
*
600,000 89,614
BHP Group, Ltd., ADR 3,500 211,295
E3 Lithium, Ltd.
*
100,000 67,757
IberAmerican Lithium Corp.
*
1,000,000 1
Legacy Lithium Corp.
#*@
20,000 729
Leo Lithium, Ltd.
#*@
700,000 12,426
LibertyStream Infrastructure Partners, Inc.
*
975,000 745,874
Lundin Mining Corp. 25,000 537,321
Neotech Metals Corp.
*
300,000 53,550
Nio Strategic Metals, Inc.
*
3,200,000 338,057
Nio Strategic Metals, Inc., 144A
#∆
362,069 38,250
Standard Lithium, Ltd.
*
75,000 335,250
Wolfden Resources Corp.
*
2,000,000 138,429
2,830,274
Electric - Distribution 0.32%
Eversource Energy 3,000 201,990
Electric - Integrated 0.37%
American Electric Power Co., Inc. 2,000 230,620

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2025
Global Resources Fund
Common Stocks (cont’d) Shares Value
Energy - Alternate Sources 1.13%
First Solar, Inc.
*
1,500 $ 391,845
Pacific Green Energy Corp.
#*@~
2,400,000 0
Vestas Wind Systems A/S 12,000 324,567
716,412
Engineering/R&D Services 0.73%
Jacobs Solutions, Inc. 3,500 463,610
Enterprise Software/Services 17.64%
Abaxx Technologies, Inc.
*
300,000 11,147,135
Finance - Other Services 0.48%
CME Group, Inc. 461 125,890
TMX Group, Ltd. 4,600 175,045
300,935
Gold Mining 19.05%
Black Cat Syndicate, Ltd.
*
800,000 656,201
Collective Mining, Ltd.
*
20,000 291,428
EnviroGold Global, Ltd., 144A
#*∆
75,000 7,923
Firefinch, Ltd.
#*@
1,000,000 42,377
Franco-Nevada Corp. 2,500 518,200
K92 Mining, Inc.
*
100,000 1,653,127
Larvotto Resources, Ltd.
*
200,000 154,715
Montage Gold Corp.
*
600,000 4,318,968
New Gold, Inc.
*
20,000 174,200
OR Royalties, Inc. 20,000 707,800
Perpetua Resources Corp.
*
30,000 726,300
Royal Road Minerals, Ltd.
*
5,500,000 781,392
Seabridge Gold, Inc.
*
20,000 591,800
Seasif Exploration, Inc.
#*@
2,000,000 29,143
Torex Gold Resources, Inc. 29,000 1,384,766
12,038,340
Investment Companies 0.18%
Contango Holdings PLC
*
10,502,248 116,664
Machinery - Construction & Mining 0.91%
Caterpillar, Inc. 1,000 572,870
Metal - Copper 6.81%
Arizona Sonoran Copper Co., Inc.
*
200,000 696,514
Axo Copper Corp.
*
175,000 66,300
Hudbay Minerals, Inc. 95,000 1,885,750
Kutcho Copper Corp.
*
1,000,000 112,928
Locksley Resources, Ltd.
*
315,146 41,327
NGEx Minerals, Ltd.
*
50,000 932,571

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2025
Global Resources Fund
Common Stocks (cont’d) Shares Value
Metal - Copper (cont’d)
Taseko Mines, Ltd.
*
100,000 $ 566,100
4,301,490
Metal - Diversified 9.51%
Aclara Resources, Inc.
*
35,000 55,080
Amarc Resources, Ltd.
*
825,000 811,446
Electra Battery Materials Corp.
*
250,000 202,178
Electra Battery Materials Corp., 144A
#∆
13,889 11,232
Glencore PLC 20,000 109,333
Hannan Metals, Ltd.
*
1,019,375 698,126
Ivanhoe Electric, Inc./US
*
51,499 822,954
Ivanhoe Mines, Ltd.
*
60,000 682,380
Juno Corp., 144A
#*@∆
200,000 582,857
Orsu Metals Corp., 144A
#*@∆
14,761 0
PECOY COPPER CORP
*
250,000 240,428
Sunrise Energy Metals, Ltd.
*
150,000 789,345
Teck Resources, Ltd., Class B 5,000 239,450
Torq Resources, Inc.
*
900,000 55,736
Vox Royalty Corp. 150,000 711,000
6,011,545
Metal - Iron 0.00%
Consolidated Growth Holdings, Ltd.
#*@
19,859,173 0
Mining Services 1.31%
Cordoba Minerals Corp.
*
58,823 33,857
King Copper Discovery Corp.
*
500,000 346,071
LunR Royalties Corp.
*
12,500 118,848
Major Drilling Group International, Inc.
*
35,000 328,950
827,726
Natural Resource Technology 0.06%
I-Pulse, Inc., 144A
#*@+∆
15,971 39,928
Non-Ferrous Metals 2.19%
Cameco Corp. 5,000 457,450
CanAlaska Uranium, Ltd.
*
90,000 38,687
Encore Energy Corp.
*
50,000 119,121
Fireweed Metals Corp.
*
350,000 691,050
InZinc Mining, Ltd.
*
1,800,000 78,686
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
1,384,994
Oil - Field Services 0.42%
Enerflex, Ltd. 17,000 262,310

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2025
Global Resources Fund
Common Stocks (cont’d) Shares Value
Oil Companies - Exploration & Production 3.11%
Antero Resources Corp.
*
5,000 $ 172,300
LNG Energy Group Corp.
*
1,100,000 26,510
NG Energy International Corp.
*
750,000 612,000
NG Energy International Corp., 144A
#∆
200,000 163,200
Range Resources Corp. 10,500 370,230
Woodside Energy Group, Ltd., ADR 40,000 623,600
1,967,840
Oil Companies - Field Services 1.50%
Baker Hughes Co. 8,500 387,090
Halliburton Co. 10,000 282,600
Select Water Solutions, Inc., Class A 10,000 105,200
SLB, Ltd. 4,500 172,710
947,600
Oil Companies - Integrated 5.79%
BP PLC, ADR 7,000 243,110
Exxon Mobil Corp. 13,500 1,624,590
Shell PLC, ADR 11,000 808,280
TotalEnergies SE 15,000 981,300
3,657,280
Oil Refining & Marketing 0.26%
Valero Energy Corp. 1,000 162,790
Pipelines 0.92%
Cheniere Energy, Inc. 3,000 583,170
Platinum 0.22%
Impala Platinum Holdings, Ltd., ADR 8,840 138,611
Pollution Control 0.45%
BluMetric Environmental, Inc.
*
150,000 171,578
BluMetric Environmental, Inc.
*
100,000 114,386
285,964
Precious Metals 2.93%
Brixton Metals Corp.
*
2,000,000 80,143
Coeur Mining, Inc.
*
65,000 1,158,950
Vizsla Royalties Corp.
*
191,715 614,584
1,853,677
Real Estate Operating/Development 1.28%
Atomic Eagle, Ltd., 144A
#*∆
14,697 3,825
Infrastructure Ventures, Inc.
#*@+
7,443,544 0
Revival Gold, Inc.
*
1,600,000 804,343
808,168

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2025
Global Resources Fund
Common Stocks (cont’d) Shares Value
Retail - Jewelry 0.13%
Mene, Inc.
*
750,000 $ 81,964
Silver Mining 3.95%
Blackrock Silver Corp.
*
500,000 502,714
Endeavour Silver Corp.
*
30,000 282,175
Vizsla Silver Corp.
*
312,500 1,712,140
2,497,029
Specialty Mining and Metals 0.31%
Canada Nickel Co., Inc., 144A
#*@∆
195,000 198,900
Steel - Producers 0.40%
Steel Dynamics, Inc. 1,500 254,175
Total Common Stocks 58,422,238
(cost $78,726,110)
Subscription Receipt 0.07%
Specialty Mining and Metals 0.07%
Getty Copper, Inc.
#*@
834,000 45,572
(cost $71,596)
Corporate Convertible Bond 0.85%
Coupon
Rate %
Maturity
Date
Principal
Amount
Investment Companies 0.85%
Contango Holdings PLC, 144A
#@∆
0.00 03/31/26 $ 400,000 539,180
(cost $508,120)
Corporate Non-Convertible Bonds 2.45%
Gold Mining 1.80%
Aris Gold Corp. 7.50 08/26/27 412,835 1,135,296
Oil Companies - Exploration & Production 0.65%
NG Energy International Corp.
#
8.00 05/20/27 750,000 409,821
Total Corporate Non-Convertible Bonds 1,545,117
(cost $999,969)
Warrants 0.66%
Exercise
Price
Exp.
Date Shares
Advanced Materials/Production 0.00%
Nano One Materials Corp., 144A
#*@∆
$ 1.75 12/10/27 82,500 0

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2025
Global Resources Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Diamonds/Precious Stones 0.00%
Barksdale Resources Corp., 144A
#*@∆
$ 0.60 01/09/27 177,500 $ 0
Diversified Minerals 0.17%
IberAmerican Lithium Corp., 144A
#*@∆
0.40 09/01/26 500,000 0
LibertyStream Infrastructure Partners, Inc.,
144A
#*@∆
0.44 11/19/26 250,000 111,107
111,107
Metal - Copper 0.00%
Axo Copper Corp., 144A
#*@∆
0.70 12/31/27 125,000 0
Trigon Metals, Inc., 144A
#*@∆
1.50 07/12/26 625,000 0
0
Metal - Diversified 0.00%
Electra Battery Materials Corp., 144A
#*@∆
1.25 10/22/28 250,000 0
Torq Resources, Inc., 144A
#*@∆
0.30 01/04/27 1,000,000 0
0
Oil Companies - Exploration & Production 0.07%
LNG Energy Group, 144A
#*@∆
0.60 05/05/26 1,000,000 0
NG Energy International Corp.
#*
1.40 05/20/27 300,000 42,622
42,622
Real Estate Operating/Development 0.04%
Revival Gold, Inc., 144A
#*@∆
0.72 05/16/26 250,000 0
Revival Gold, Inc., 144A
#*@∆
0.45 05/30/27 137,500 24,043
24,043
Silver Mining 0.38%
Blackrock Silver Corp., 144A
#*@∆
0.50 01/30/27 375,000 240,428
Specialty Mining and Metals 0.00%
Canada Nickel Co., Inc., 144A
#@∆
1.80 12/11/28 97,500 0
Total Warrants 418,200
(cost $0 )
Investments, at value 96.47% 60,970,307
(cost $80,305,795 )
Other assets and liabilities, net 3.53% 2,229,135
Net Assets 100.00% $ 63,199,442

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2025
World Precious Minerals Fund
Common Stocks 97.42% Shares Value
Advanced Materials/Production 2.97%
Nano One Materials Corp.
*
2,882,500 $ 2,247,113
Coal 0.00%
Caribbean Resources Corp.
#*@
505,453 0
Commercial Services 0.27%
Paragon Advanced Labs, Inc.
*
102,000 207,337
Diamonds/Precious Stones 0.28%
Barksdale Resources Corp.
*
3,570,000 214,582
Diversified Minerals 4.28%
Ascot Resources, Ltd., 144A
#*∆
128 70
Avanti Gold Corp.
*
600,000 212,014
Erdene Resource Development Corp.
*
50,000 300,535
Gossan Resources, Ltd.
*
1,250,000 31,875
Highlander Silver Corp.
*
210,000 812,429
Kenorland Minerals, Ltd.
*
200,000 383,228
Kootenay Resources, Inc.
*
40,000 2,186
Meeka Metals, Ltd.
*
2,000,000 350,754
Miata Metals Corp.
*
385,000 115,005
Minaurum Gold, Inc.
*
1,650,000 492,878
Summit Gold, Ltd.
#*@
10,000 0
Waraba Gold, Ltd., 144A
#*∆
335,834 24,468
Western Exploration, Inc.
*
550,000 252,450
Westward Gold, Inc.
*
3,040,000 265,783
3,243,675
Gold Mining 57.54%
Adamera Minerals Corp.
*
1,047,000 41,955
Adamera Minerals Corp., 144A
#∆
11,954 479
African Gold, Ltd.
*
1,500,000 657,018
Alpha Exploration, Ltd.
*
350,000 127,500
Asante Gold Corp.
*
145,000 174,311
Aurum Resources, Ltd.
*
1,000,000 472,222
Awale Resources, Ltd.
*
935,000 415,540
Barrick Mining Corp. 15,000 653,250
Black Cat Syndicate, Ltd.
*
2,500,000 2,050,630
Borealis Mining Co., Ltd.
*
75,000 92,893
Carolina Rush Corp.
*
1,000,000 98,357
Collective Mining, Ltd.
*
15,000 218,571
Compass Gold Corp.
*
1,975,000 237,423
Dryden Gold Corp.
*
700,000 175,950
Faraday Copper Corp., 144A
#*∆
43,500 86,521
Felix Gold, Ltd.
*
3,916,667 920,307
Founders Metals, Inc.
*
250,000 810,535
Freegold Ventures, Ltd.
*
150,000 175,950

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2025
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
G2 Goldfields, Inc.
*
1,125,000 $ 5,221,121
Gold X2 Mining, Inc.
*
2,000,000 976,285
Heliostar Metals, Ltd.
*
900,000 1,658,956
K92 Mining, Inc.
*
230,000 3,802,193
Karus Mining, Inc.
#*@
37,500 36,884
Larvotto Resources, Ltd.
*
1,000,000 773,574
McFarlane Lake Mining, Ltd.
*
1,000,000 80,143
Medallion Metals, Ltd.
*
1,000,000 288,033
Montage Gold Corp.
*
400,000 2,879,312
Newcore Gold, Ltd.
*
600,000 271,028
Omai Gold Mines Corp.
*
3,250,000 3,314,998
Ongold Resources, Ltd.
*
86,000 62,657
OR Royalties, Inc. 10,000 353,900
Orosur Mining, Inc.
*
1,000,000 324,214
Osisko Development Corp.
*
250,000 846,964
Pacgold, Ltd.
*
1,666,667 94,155
Pacifica Silver Corp.
*
175,000 218,025
Perpetua Resources Corp.
*
7,000 169,470
Radisson Mining Resources, Inc.
*
8,375,000 5,491,603
Radius Gold, Inc., 144A
#*∆
125,000 12,750
Roscan Gold Corp.
*
1,500,000 163,928
Royal Road Minerals, Ltd.
*
1,500,000 213,107
Sanu Gold Corp.
*
2,075,000 423,300
Sanu Gold Corp., 144A
#∆
700,000 142,800
Scottie Resources Corp.
*
500,000 590,142
Seabridge Gold, Inc.
*
20,000 591,800
Silver Tiger Metals, Inc.
*
300,000 198,900
Sranan Gold Corp.
*
500,000 105,643
Storm Exploration, Inc.
*
134,375 27,902
Sua Holdings Limited
#*@
500,000 765
Taurus Gold, Ltd., 144A
#*@∆
2,448,381 0
Tolu Minerals, Ltd.
*
2,042,000 1,795,127
Torex Gold Resources, Inc. 10,000 477,505
TriStar Gold, Inc.
*~
30,225,000 4,514,316
Viva Gold Corp.
*
470,000 65,061
43,595,973
Metal - Copper 0.14%
C3 Metals, Inc.
*
123,000 103,953
Metal - Diversified 3.92%
Amex Exploration, Inc.
*
150,000 437,143
Aurion Resources, Ltd.
*
450,000 442,607
Cartier Resources, Inc.
*
750,000 136,607
Hannan Metals, Ltd.
*
611,625 418,875
Ivanhoe Mines, Ltd.
*
10,000 113,730
Juno Corp., 144A
#*@∆
200,000 582,857

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2025
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Metal - Diversified (cont’d)
Mithril Silver and Gold, Ltd.
*
1,100,000 $ 396,707
Orex Minerals, Inc.
*
700,000 112,200
Orsu Metals Corp., 144A
#*@∆
186,922 0
RTG Mining, Inc.
*
3,000,000 54,139
Troilus Mining Corp.
*
200,000 228,771
Visionary Copper and Gold Mines, Inc.
*
100,000 48,086
2,971,722
Mining Services 0.04%
Cordoba Minerals Corp.
*
58,823 33,857
Orexplore Technologies, Ltd.
#*@
267,284 0
33,857
Non-Ferrous Metals 0.39%
InZinc Mining, Ltd.
*
1,800,000 78,686
Solitario Resources Corp.
*
310,000 216,008
294,694
Oil Companies - Exploration & Production 0.27%
Big Sky Energy Corp.
#*@
2,000,000 0
Goliath Resources, Ltd.
*
112,500 204,911
204,911
Optical Recognition Equipment 0.00%
Nexoptic Technology Corp., 144A
#*@∆
12,083 110
Platinum 0.01%
New Age Metals, Inc., 144A
#*∆
35,880 10,587
Precious Metals 15.66%
1911 Gold Corp.
*
45,000 28,851
Brixton Metals Corp.
*
2,500,000 100,179
Canex Metals, Inc.
*
3,100,000 485,593
Capitan Silver Corp.
*
850,000 1,362,428
Coeur Mining, Inc.
*
15,000 267,450
Dolly Varden Silver Corp.
*
350,000 1,529,999
GFG Resources, Inc.
*
6,000,000 612,000
Gold Terra Resource Corp.
*
4,000,000 553,714
Goldsky Resources Corp.
*
287,500 439,875
GR Silver Mining, Ltd.
*
1,500,000 437,143
Hycroft Mining Holding Corp.
*
10,000 237,700
Kuya Silver Corp.
*
200,000 157,371
Metalla Royalty & Streaming, Ltd.
*
35,000 272,300
Metallium, Ltd.
*
127,493 90,566
Metallium, Ltd.
*
122,507 87,024
Metallium, Ltd.
*
75,000 53,277
Nevgold Corp.
*
500,000 313,285

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2025
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Precious Metals (cont’d)
Olive Resource Capital, Inc.
*
4,000,000 $ 247,714
Paramount Gold Nevada Corp.
*
170,000 214,200
Prospector Metals Corp.
*
500,000 448,071
Rua Gold, Inc.
*
265,000 241,339
Silver Viper Minerals Corp.
*
150,000 241,521
Stillwater Critical Minerals Corp.
*
770,000 218,790
Triple Flag Precious Metals Corp. 5,000 166,100
Visionary Metals Corp.
*
1,000,000 43,714
Vizsla Royalties Corp.
*
523,749 1,678,988
West Point Gold Corp.
*
933,800 945,672
Xali Gold Corp., 144A
#*∆
4,875,000 390,696
11,865,560
Real Estate Operating/Development 1.54%
Mammoth Resources Corp.
*~
5,500,000 210,375
Revival Gold, Inc.
*
1,908,400 959,379
1,169,754
Retail - Jewelry 0.31%
Mene, Inc.
*
2,115,000 231,139
Silver Mining 9.80%
Argenta Silver Corp.
*
725,000 390,878
Aya Gold & Silver, Inc.
*
45,000 643,911
Blackrock Silver Corp.
*
30,000 30,163
Endeavour Silver Corp.
*
40,000 376,234
Kootenay Silver, Inc.
*
200,000 313,286
Metallic Minerals Corp.
*
1,000,500 244,193
Southern Silver Exploration Corp.
*
1,350,000 698,335
Vizsla Silver Corp.
*
862,500 4,725,511
7,422,511
Total Common Stocks 73,817,478
(cost $53,226,290)
Subscription Receipts 0.29%
Mining Services 0.29%
Arizona Copper and Gold, Ltd., 144A
#*@∆
100,000 87,428
Investmin Resources, Inc., 144A
#*@∆
180,000 131,143
218,571
Total Subscription Receipts 218,571
(cost $214,157)
Units 0.58%
Gold Mining 0.19%
Gemdale Gold Corp., 144A
#*@∆
200,000 145,714

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2025
World Precious Minerals Fund
Units (cont’d) Shares Value
Metal - Diversified 0.17%
Visionary Copper and Gold Mines, Inc., 144A
#*@∆
267,176 $ 128,473
Precious Metals 0.22%
Stillwater Critical Minerals Corp., 144A
#*@∆
580,000 164,803
Total Units 438,990
(cost $485,566)
Corporate Non-Convertible Bond 1.51%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.51%
Aris Gold Corp. 7.50 08/26/27 $ 417,050 1,146,888
(cost $417,050)
Warrants 0.76%
Exercise
Price
Exp.
Date Shares
Advanced Materials/Production 0.00%
Nano One Materials Corp., 144A
#*@∆
$ 1.75 12/10/27 87,500 0
Diamonds/Precious Stones 0.00%
Barksdale Resources Corp., 144A
#*@∆
0.60 01/09/27 147,500 0
Diversified Minerals 0.02%
Minaurum Gold, Inc., 144A
#*@∆
0.34 05/02/26 250,000 12,750
Minaurum Gold, Inc., 144A
#*@∆
0.50 12/11/27 200,000 0
Western Exploration, Inc., 144A
#*@∆
2.15 12/31/49 50,000 0
Western Exploration, Inc., 144A
#*@∆
0.95 06/06/28 100,000 0
12,750
Gold Mining 0.32%
Dryden Gold Corp., 144A
#*@∆
0.18 10/02/26 500,000 58,286
Freegold Ventures, Ltd., 144A
#*@∆
0.52 12/31/49 150,000 119,121
Orosur Mining, Inc., 144A
#*@∆
0.45 03/27/27 375,000 53,277
Pacgold, Ltd., 144A
#*@∆
0.10 12/31/27 833,333 0
STLLR Gold, Inc., 144A
#*@∆
2.19 12/31/27 21,000 0
Westhaven Gold Corp., 144A
#*@∆
0.22 10/17/26 350,000 12,750
243,434
Metal - Diversified 0.00%
Visionary Copper and Gold Mines, Inc.,
144A
#*@∆
2.00 07/24/26 50,000 0

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2025
World Precious Minerals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Precious Metals 0.17%
1911 Gold Corp., 144A
#*@∆
$ 1.20 12/04/27 22,500 $ 0
Denarius Metals Corp., 144A
#*@∆
0.60 03/02/26 75,000 6,011
Denarius Metals Corp., 144A
#*@∆
0.70 11/19/28 100,000 729
GFG Resources, Inc., 144A
#*@∆
0.28 02/05/27 1,000,000 0
GR Silver Mining, Ltd., 144A
#*@∆
0.28 08/12/28 300,000 26,228
Kuya Silver Corp., 144A
#*@∆
0.65 08/14/28 200,000 62,657
Silver Viper Minerals Corp., 144A
#*@∆
1.50 04/12/27 50,000 25,864
Stillwater Critical Minerals Corp., 144A
#*@∆
0.34 06/25/28 150,000 6,011
127,500
Real Estate Operating/Development 0.07%
Revival Gold, Inc., 144A
#*@∆
0.45 05/30/27 50,000 8,743
TDG Gold Corp., 144A
#*@∆
0.42 07/06/26 115,000 48,595
57,338
Silver Mining 0.18%
Kootenay Silver, Inc., 144A
#*@∆
1.68 04/25/26 64,000 21,915
Kootenay Silver, Inc., 144A
#*@∆
1.40 05/24/26 1,250,000 68,304
Metallic Minerals Corp., 144A
#*@∆
0.34 07/30/27 220,000 0
Southern Silver Exploration Corp., 144A
#*@∆
0.40 07/31/28 187,500 45,080
135,299
Total Warrants 576,321
(cost $0 )
Investments, at value 100.56% 76,198,248
(cost $54,343,063 )
Other assets and liabilities, net (0.56)% (424,995)
Net Assets 100.00% $ 75,773,253

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2025
Gold and Precious Metals Fund
Common Stocks 96.12% Shares Value
Commercial Services 0.67%
Paragon Advanced Labs, Inc.
*
914,430 $ 1,858,774
Diversified Minerals 1.19%
Alkane Resources, Ltd.
*
2,000,000 1,781,524
Culico Metals, Inc.
*
180,000 34,097
Leo Lithium, Ltd.
#*@
3,500,000 62,130
Mako Mining Corp.
*
100,000 580,671
Meeka Metals, Ltd.
*
4,666,667 818,426
3,276,848
Enterprise Software/Services 0.40%
Abaxx Technologies, Inc.
*
30,000 1,114,714
Gold Mining 59.41%
Agnico Eagle Mines, Ltd. 30,000 5,085,900
Alamos Gold, Inc. 35,000 1,350,300
Anglogold Ashanti PLC 90,000 7,675,200
Aris Mining Corp.
*
340,000 5,514,116
Artemis Gold, Inc.
*
40,000 1,069,251
Asante Gold Corp.
*
750,000 901,606
Aura Minerals, Inc. 100,000 5,041,500
Barrick Mining Corp. 300,000 13,065,000
Black Cat Syndicate, Ltd.
*
4,844,104 3,973,386
Black Cat Syndicate, Ltd.
*
155,896 127,874
Borealis Mining Co., Ltd.
*
1,000,000 1,238,571
Catalyst Metals, Ltd.
*
400,000 1,945,312
Catalyst Metals, Ltd.
*
100,000 486,328
Centerra Gold, Inc. 210,000 3,023,278
DPM Metals, Inc. 270,000 8,344,614
DRDGOLD, Ltd., ADR 50,000 1,550,500
Eldorado Gold Corp.
*
50,000 1,796,000
Endeavour Mining PLC 30,000 1,544,862
Equinox Gold Corp.
*
200,000 2,808,000
Evolution Mining, Ltd. 500,000 4,184,371
Firefinch, Ltd.
#*@
5,000,000 211,884
Genesis Minerals, Ltd.
*
250,000 1,195,890
Gold Fields, Ltd., ADR 150,000 6,549,000
Heliostar Metals, Ltd.
*
1,000,000 1,843,284
Hemlo Mining Corp.
*
616,411 2,326,333
IAMGOLD Corp.
*
575,000 9,481,750
K92 Mining, Inc.
*
1,100,000 18,184,401
Kaiser Reef, Ltd.
*
5,107,143 991,798
Kinross Gold Corp. 100,000 2,816,000
Lundin Gold, Inc. 40,000 3,322,866
McEwen, Inc.
*
100,000 1,856,399
Mineros SA 3,000,000 12,283,706
New Gold, Inc.
*
150,000 1,306,500

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2025
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
OceanaGold Corp. 50,000 $ 1,417,070
OR Royalties, Inc. 100,000 3,539,000
Pantoro Gold, Ltd.
*
200,000 645,805
Petropavlovsk PLC
#*@+
4,886,855 0
Ramelius Resources, Ltd. 1,200,000 3,300,478
Resolute Mining, Ltd.
*
1,000,000 809,937
St Barbara, Ltd.
*
1,331,691 511,564
St Barbara, Ltd.
*
668,309 256,728
Tolu Minerals, Ltd.
*
3,805,669 3,345,572
Torex Gold Resources, Inc. 200,000 9,550,107
Westgold Resources, Ltd. 1,750,000 7,432,588
163,904,629
Investment Companies 0.84%
Versamet Royalties Corp.
*
250,000 2,331,427
Investment Management/Advisory Services 0.03%
Aurelion, Inc.
*
300,000 74,940
Metal - Diversified 2.79%
Aclara Resources, Inc.
*
137,400 216,228
Silver X Mining Corp.
*
1,000,000 786,857
Vox Royalty Corp. 1,412,000 6,692,880
7,695,965
Mining Services 1.50%
Empress Royalty Corp.
*
2,500,000 1,912,499
Orexplore Technologies, Ltd.
#*@
1,007,351 0
Star Royalties, Ltd.
*
3,500,000 866,999
Summit Royalties, Ltd. 250,000 273,214
Summit Royalties, Ltd., 144A
#*∆
1,000,000 1,092,856
4,145,568
Platinum 3.73%
Impala Platinum Holdings, Ltd., ADR 300,000 4,704,000
Northam Platinum Holdings, Ltd. 40,000 811,719
Sibanye Stillwater, Ltd., ADR
*
275,000 3,918,750
Valterra Platinum, Ltd. 10,000 846,885
10,281,354
Precious Metals 10.91%
Americas Gold & Silver Corp.
*
1,800,000 9,232,451
Coeur Mining, Inc.
*
275,000 4,903,250
Elemental Royalty Corp.
*
150,000 2,538,705
Guanajuato Silver Co., Ltd.
*
700,000 341,700
Luca Mining Corp.
*
2,000,000 2,171,141
Metalla Royalty & Streaming, Ltd.
*
500,000 3,890,000

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2025
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Precious Metals (cont’d)
Pan African Resources PLC 750,000 $ 1,220,922
Pan American Silver Corp. 73,555 3,810,884
Triple Flag Precious Metals Corp. 60,000 1,993,200
30,102,253
Retail - Jewelry 0.27%
Mene, Inc.
*
1,025,000 112,018
Mene, Inc., 144A
#∆
5,714,285 624,489
736,507
Silver Mining 14.38%
Andean Precious Metals Corp.
*
900,000 6,399,767
Aya Gold & Silver, Inc.
*
780,000 11,161,123
Discovery Silver Corp.
*
2,050,000 12,516,120
Endeavour Silver Corp.
*
275,000 2,586,609
Santacruz Silver Mining, Ltd.
*
425,000 4,096,572
Silver Crown Royalties, Inc.
*
150,000 819,642
Silvercorp Metals, Inc. 250,000 2,085,000
39,664,833
Total Common Stocks 265,187,812
(cost $132,710,745)
Corporate Non-Convertible Bonds 1.62%
Coupon
Rate %
Maturity
Date
Principal
Amount
Coal 0.00%
Caribbean Resources Corp.
#@^
19.25 06/15/15 $ 485,766 0
Gold Mining 1.62%
Aris Gold Corp. 7.50 08/26/27 1,621,467 4,459,034
Total Corporate Non-Convertible Bonds 4,459,034
(cost $2,107,223)
Warrants 0.34%
Exercise
Price
Exp.
Date Shares
Gold Mining 0.11%
Borealis Mining Co., 144A
#*@∆
$ 0.78 02/25/27 450,000 301,628
Metal - Diversified 0.05%
Silver X Mining Corp., 144A
#*@∆
0.70 09/29/28 500,000 138,429

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2025
Gold and Precious Metals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Precious Metals 0.18%
Guanajuato Silver Co., Ltd., 144A
#*@∆
$ 0.65 10/09/28 350,000 $ 5,100
Luca Mining Corp., 144A
#*@∆
0.60 03/26/26 750,000 486,321
491,421
Silver Mining 0.00%
Silver Crown Royalties, Inc.
#*
16.00 06/28/27 85,000 15,482
Total Warrants 946,960
(cost $6,135 )
Investments, at value 98.08% 270,593,806
(cost $134,824,103 )
Other assets and liabilities, net 1.92% 5,308,437
Net Assets 100.00% $ 275,902,243

Notes to Portfolios of Investments
December 31, 2025

Legend
General
The yields reflect the effective yield from the date of purchase.
Fair Valuation of Securities
For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the
“Board”) has designated the Adviser, as defined in Note 3 in the Notes to Financial Statements, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds.
The Funds are required to disclose information regarding the fair value measurements of a
Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable
◊ Zero coupon bond. Interest rate presented is yield to maturity.
‡ Adjustable rate security, the interest rate of which adjusts periodically based on changes in the current interest rates. Rate presented is as of December 31, 2025.
* Non-income producing security.
@ Security was fair valued at December 31, 2025, by U.S. Global Investors, Inc. (Adviser)
(other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at December 31, 2025, were 0.00% of Global Luxury Goods Fund,
2.95% of Global Resources Fund, 2.45% of World Precious Minerals Fund and 0.44% of Gold
And Precious Metals Fund, respectively. See the Fair Valuation of Securities section of these
Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.
# Illiquid Security.
∆ Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of December 31, 2025 amounted to
$1,960,873, 3.10%, of Global Resources Fund, $2,485,220, 3.28%, of World Precious Minerals
Fund and $2,648,823, 0.96%, of Gold And Precious Metals Fund.
~ Affiliated Company. (see following)
+ See "Restricted Securities" in Notes to Portfolios of Investments.
^ Security is currently in default and is on scheduled interest or principal payment.
ADR American Depositary Receipt
BAM Build American Mutual Assurance Company
ETF Exchange Traded Fund
GO General Obligation
PLC Public Limited Company
PSF-GTD Public School Fund Guarantee
RB Revenue Bond

Notes to Portfolios of Investments
December 31, 2025

inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.
The three levels defined by the fair value hierarchy are as follows:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long- term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.
The following table summarizes the valuation of each Fund’s securities as of December 31,
2025, using the fair value hierarchy:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and
Agency Obligations $ – $ 25,330,172 $ – $ 25,330,172
Investments, at Value $ – $ 25,330,172 $ – $ 25,330,172

Notes to Portfolios of Investments
December 31, 2025

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds $ – $ 20,348,309 $ – $ 20,348,309
Exchange Traded Fund 1,110,120 – – 1,110,120
Investments, at Value $ 1,110,120 $ 20,348,309 $ – $ 21,458,429
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund
Investments in Securities*
Common Stocks
Apparel Manufacturers $ 1,540,939 $ 4,356,715 $ – $ 5,897,654
Athletic Footwear 553,560 – – 553,560
Automotive - Cars & Light
Trucks 6,817,037 1,802,586 – 8,619,623
Beverages - Wine/Spirits – 512,884 – 512,884
Casino Hotels 794,098 – – 794,098
Cosmetics & Toiletries 1,575,723 – – 1,575,723
Cruise Lines 5,905,817 – – 5,905,817
Diversified Banking
Institution 3,222,220 – – 3,222,220
Diversified Minerals 78,510 – – 78,510
Energy - Alternate Sources – – 0 0
Finance - Mortgage Loan/
Banker – – 0 0
Footwear & Related Apparel 61,350 – – 61,350
Gold Mining 2,388,835 1,589,658 – 3,978,493
Hotels & Motels 3,953,767 46,350 – 4,000,117
Oil Companies - Exploration
& Production 38,760 – – 38,760
Precious Metals 865,062 – – 865,062
Real Estate Operating/
Development – – 0 0
Recreational Centers 893,088 – – 893,088
Retail - Apparel/Shoe – 5,899,893 – 5,899,893
Retail - Jewelry 455,840 2,894,856 – 3,350,696
Textile - Apparel 4,583,267 – – 4,583,267

Notes to Portfolios of Investments
December 31, 2025

Global Luxury Goods Fund
Preferred Stock
Automotive - Cars & Light
Trucks $ – $ 93,311 $ – $ 93,311
Corporate Non-Convertible Bond – 926,734 – 926,734
Exchange Traded Fund 95,692 – – 95,692
Investments, at Value $ 33,823,565 $ 18,122,987 $ 0 $ 51,946,552
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 389,785 $ – $ – $ 389,785
Agricultural Chemicals 1,543,000 – – 1,543,000
Agricultural Operations 356,320 – – 356,320
Building - Heavy
Construction – 417,541 – 417,541
Chemicals - Diversified 714,072 – – 714,072
Coal – – 0 0
Diamonds/Precious Stones 117,509 – – 117,509
Diversified Minerals 2,773,969 43,150 13,155 2,830,274
Electric - Distribution 201,990 – – 201,990
Electric - Integrated 230,620 – – 230,620
Energy - Alternate Sources 391,845 324,567 0 716,412
Engineering/R&D Services 463,610 – – 463,610
Enterprise Software/
Services 11,147,135 – – 11,147,135
Finance - Other Services 300,935 – – 300,935
Gold Mining 11,155,904 810,916 71,520 12,038,340
Investment Companies – 116,664 – 116,664
Machinery - Construction
& Mining 572,870 – – 572,870
Metal - Copper 4,260,163 41,327 – 4,301,490
Metal - Diversified 4,518,778 909,910 582,857 6,011,545
Metal - Iron – – 0 0
Mining Services 827,726 – – 827,726
Natural Resource
Technology – – 39,928 39,928
Non-Ferrous Metals 1,384,994 – 0 1,384,994
Oil - Field Services 262,310 – – 262,310
Oil Companies - Exploration
& Production 1,967,840 – – 1,967,840
Oil Companies - Field
Services 947,600 – – 947,600
Oil Companies - Integrated 2,675,980 981,300 – 3,657,280

Notes to Portfolios of Investments
December 31, 2025

Global Resources Fund
Common Stocks (continued)
Oil Refining & Marketing $ 162,790 $ – $ – $ 162,790
Pipelines 583,170 – – 583,170
Platinum 138,611 – – 138,611
Pollution Control 114,386 171,578 – 285,964
Precious Metals 1,853,677 – – 1,853,677
Real Estate Operating/
Development 804,343 3,825 0 808,168
Retail - Jewelry 81,964 – – 81,964
Silver Mining 2,497,029 – – 2,497,029
Specialty Mining and
Metals 198,900 – – 198,900
Steel - Producers 254,175 – – 254,175
Subscription Receipt
Specialty Mining and
Metals – – 45,572 45,572
Corporate Convertible Bond – – 539,180 539,180
Corporate Non-Convertible
Bonds – 1,545,117 – 1,545,117
Warrants
Advanced Materials/
Production – 0 – 0
Diamonds/Precious Stones – 0 – 0
Diversified Minerals – 111,107 – 111,107
Metal - Copper – 0 0 0
Metal - Diversified – 0 0 0
Oil Companies - Exploration
& Production – 42,622 – 42,622
Real Estate Operating/
Development – 24,043 – 24,043
Silver Mining – 240,428 – 240,428
Specialty Mining and
Metals – 0 – 0
Investments, at Value $ 53,894,000 $ 5,784,095 $ 1,292,212 $ 60,970,307
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 2,247,113 $ – $ – $ 2,247,113
Coal – – 0 0
Commercial Services 207,337 – – 207,337
Diamonds/Precious Stones 214,582 – – 214,582

Notes to Portfolios of Investments
December 31, 2025

World Precious Minerals Fund
Common Stocks (continued)
Diversified Minerals $ 2,892,921 $ 350,754 $ 0 $ 3,243,675
Gold Mining 36,507,258 7,051,066 37,649 43,595,973
Metal - Copper 103,953 – – 103,953
Metal - Diversified 2,334,726 54,139 582,857 2,971,722
Mining Services 33,857 – 0 33,857
Non-Ferrous Metals 294,694 – – 294,694
Oil Companies - Exploration
& Production 204,911 – 0 204,911
Optical Recognition
Equipment – – 110 110
Platinum 10,587 – – 10,587
Precious Metals 11,634,693 230,867 – 11,865,560
Real Estate Operating/
Development 1,169,754 – – 1,169,754
Retail - Jewelry 231,139 – – 231,139
Silver Mining 7,422,511 – – 7,422,511
Subscription Receipts
Mining Services – – 218,571 218,571
Units
Gold Mining – – 145,714 145,714
Metal - Diversified – 128,473 – 128,473
Precious Metals – 164,803 – 164,803
Corporate Non-Convertible Bond – 1,146,888 – 1,146,888
Warrants
Advanced Materials/
Production – – 0 0
Diamonds/Precious Stones – 0 – 0
Diversified Minerals – 12,750 0 12,750
Gold Mining – 243,434 – 243,434
Metal - Diversified – 0 – 0
Precious Metals – 127,500 – 127,500
Real Estate Operating/
Development – 57,338 – 57,338
Silver Mining – 135,299 0 135,299
Investments, at Value $ 65,510,036 $ 9,703,311 $ 984,901 $ 76,198,248

Notes to Portfolios of Investments
December 31, 2025

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2025 through December 31, 2025:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Commercial Services $ 1,858,774 $ – $ – $ 1,858,774
Diversified Minerals 614,768 2,599,950 62,130 3,276,848
Enterprise Software/
Services 1,114,714 – – 1,114,714
Gold Mining 134,485,114 29,207,631 211,884 163,904,629
Investment Companies 2,331,427 – – 2,331,427
Investment Management/
Advisory Services 74,940 – – 74,940
Metal - Diversified 7,695,965 – – 7,695,965
Mining Services 4,145,568 – 0 4,145,568
Platinum 8,622,750 1,658,604 – 10,281,354
Precious Metals 28,881,331 1,220,922 – 30,102,253
Retail - Jewelry 736,507 – – 736,507
Silver Mining 39,664,833 – – 39,664,833
Corporate Non-Convertible
Bonds – 4,459,034 0 4,459,034
Warrants
Gold Mining – 301,628 – 301,628
Metal - Diversified – 138,429 – 138,429
Precious Metals – 491,421 – 491,421
Silver Mining – 15,482 – 15,482
Investments, at Value $ 230,226,691 $ 40,093,101 $ 274,014 $ 270,593,806
*
Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.
Common
Stocks Total
Global Luxury Goods Fund
Beginning Balance 12/31/24 $ 0 $ 0
Net change in unrealized appreciation (depreciation) — —
Ending Balance 12/31/25 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
12/31/25
(1)
$ — $ —

Notes to Portfolios of Investments
December 31, 2025

Significant unobservable inputs developed by the Adviser for Level 3 investments held at year end are as follows:
Common
Stocks
Subscription
Receipts
Corporate
Convertible
Bond Total
Global Resources Fund
Beginning Balance 12/31/24 $ 701,040 $ 0 $ 500,760 $ 1,201,800
Return of Capital (30,477) - - (30,477)
Transfers 29,143 45,572 - 74,715
Net change in unrealized appreciation (depreciation) 7,754 - 38,420 46,174
Ending Balance 12/31/25 $ 707,460 $ 45,572 $ 539,180 $ 1,292,212
Net change in unrealized appreciation (depreciation)
from Investments held as of 12/31/25
(1)
$ 7,754 $ - $ 38,420 $ 46,174
Common
Stocks
Subscription
Receipts Units Total
World Precious Minerals Fund
Beginning Balance 12/31/24 $ 360,955 $ 0 $ 0 $ 360,955
Corporate Action 731 — — 731
Transfers 110 218,571 145,714 364,395
Net change in unrealized appreciation (depreciation) 258,820 — — 258,820
Ending Balance 12/31/25 $ 620,616 $ 218,571 $ 145,714 $ 984,901
Net change in unrealized appreciation (depreciation)
from Investments held as of 12/31/25
(1)
$ 258,820 $ — $ — $ 258,820
Common
Stocks
Corporate
Non-
Convertible
Bond Total
Gold and Precious Metals Fund
Beginning Balance 12/31/24 $ 1,024,982 $ 0 $ 1,024,982
Return of Capital (217,428) — (217,428)
Net change in unrealized appreciation (depreciation) (533,540) — (533,540)
Ending Balance 12/31/25 $ 274,014 $ 0 $ 274,014
Net change in unrealized appreciation (depreciation) from Investments held as of 12/31/25
(1)
$ (533,540) $ — $ (533,540)
(1)
The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at December 31, 2025.
Fair Value at
12/31/25
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Global Luxury Goods Fund
Investments in Securities
Common Stocks $ 0 Market Transaction
(1)
Discount 100%
Global Resources Fund
Investments in Securities 0% - 100% discount
(98% discount)
Common Stocks 707,460 Market Transaction
(1)
Discount
Subscription Receipts 45,572 Market Transaction
(1)
Discount 0%
Corporate Convertible Bond 539,180 Market Transaction
(1)
Discount 0%

Notes to Portfolios of Investments
December 31, 2025

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.
Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the year ended December 31, 2025.
At December 31, 2025, the value of investments in affiliated companies was $0, representing
0% of net assets, and the total cost was $2,400,000.
Fair Value at
12/31/25
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
World Precious Minerals Fund
Investments in Securities 0% - 100% discount
(93% discount)
Common Stocks 620,616 Market Transaction
(1)
Discount
Subscription Receipts 218,571 Market Transaction
(1)
Discount 0%
Units 145,714 Market Transaction
(1)
Discount 0%
Gold and Precious Metals Fund
Investments in Securities 0% - 100% discount
(23% discount)
Common Stocks 274,014 Market Transaction
(1)
Discount
Corporate Non-Convertible
Bond
0 Market Transaction
(1)
Discount 100%
(1)
Market Transaction refers to most recent known market transaction, including transactions in which the Fund participated, as adjusted for any discount or premium as discussed below.
Shares of Affiliated Companies
Global Resources Fund
December 31,
202 4 Additions Reductions
December 31 ,
202 5
Pacific Green Energy Corp. 2,400,000 — — 2,400,000
Values of Affiliated Companies
Global Resources
Fund
December
31, 202 4
Purchases
Cost
Sales
Proceeds
December
31 , 202 5 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Pacific Green
Energy Corp. $ 0 $ — $ — $ 0 $ — $ — $ —

Notes to Portfolios of Investments
December 31, 2025

At December 31, 2025, the value of investments in affiliated companies was $4,724,691, representing 6.24% of net assets, and the total cost was $4,345,484.
Restricted Securities
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.
As of December 31, 2025, the total cost of restricted securities was $426,625, and the total value was $0, representing 0.00% of net assets.
Shares of Affiliated Companies
World Precious Minerals
Fund
December 31,
2024 Additions Corporate Action Reductions
December 31,
202 5
Gold X2 Mining, Inc. (formerly
Kesselrun Resources, Ltd.) 5,000,000 — 1,655,080 (4,655,080) 2,000,000
(a)
Mammoth Resources Corp. 5,500,000 — — — 5,500,000
TriStar Gold, Inc. 28,800,000 1,455,000 — (30,000) 30,225,000
Waraba Gold Ltd. 8,200,000 — — (7,864,166) 335,834
(a)
Values of Affiliated Companies
World
Precious
Minerals
Fund
December
31, 2024
Purchases
Cost
Corporate
Action
Sales
Proceeds
December 31,
2025 Income
Realized
Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Gold X2
Mining, Inc.
(formerly
Kesselrun
Resources, Ltd.) $ 121,743 $ — $ 627,133 $ (431,082) $ 976,285
(a)
$ — $ (310,000) $ 968,491
Mammoth
Resources
Corp. 57,393 — — — 210,375 — — 152,982
TriStar Gold,
Inc. 2,604,612 139,747 — (4,116) 4,514,316 — (3,917) 1,777,990
Waraba Gold,
Ltd. 57,046 — — (7,647) 24,468
(a)
— (337,085) 312,154
$ 2,840,794 $ 139,747 $ 627,133 $ (442,845) $ 5,725,444 $ — $ (651,002) $ 3,211,617
(a) At December 31, 2025, the company was no longer defined as an affiliate, although it was an affiliate company during the year.
Global Luxury Goods Fund
Acquisition
Date
Cost per
Share/Unit
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00

Notes to Portfolios of Investments
December 31, 2025

As of December 31, 2025, the total cost of restricted securities was $7,473,544, and the total value was
$39,928, representing 0.06% of net assets.
As of December 31, 2025, the total cost of restricted securities was $1,362,590, and the total value was
$0, representing 0.00% of net assets.
Global Resources Fund
Acquisition
Date
Cost per
Share/Unit
I-Pulse, Inc., 144A 10/04/07 $ 1.88
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Gold and Precious Metals Fund
Acquisition
Date
Cost per
Share/Unit
Petropavlovsk PLC 09/15/21-10/07/21 $ 0.28

Statements of Assets and Liabilities

See accompanying notes to financial statements.
U.S. Government
Securities Ultra-
Short Bond Fund
Investments, at identified cost $ 25,305,058
Assets
Investments, at value:
Securities of unaffiliated issuers $ 25,330,172
Securities of affiliated issuers –
Cash 2,689,820
Foreign currencies (Cost $0, $0, $581, $19,336, $25 and $7,063) –
Receivables:
Dividends and interest 21,230
Capital shares sold 275
From adviser 8,968
Prepaid expenses 13,439
Total Assets 28,063,904
Liabilities
Due to custodian –
Payables:
Capital shares redeemed 3
Distributions payable 17,865
Investments purchased –
Accrued expenses and other payables:
Adviser –
Administration and Transfer Agent fees 7,894
Other expenses 34,735
Total Liabilities 60,497
Net Assets $ 28,003,407
Net Assets Consist of:
Paid-in capital $ 28,782,750
Distributable earnings (779,343)
Net assets applicable to capital shares outstanding $ 28,003,407
By share class
Net Assets
Investor Class $ 28,003,407
Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class 14,381,482
Net Asset Value, Public Offering Price and Redemption Price per share
Investor Class $ 1.95

December 31, 2025

Near-Term Tax
Free Fund
Global Luxury
Goods Fund
Global Resources
Fund
World Precious
Minerals Fund
Gold and
Precious Metals
Fund
$ 21,382,451 $ 41,989,083 $ 80,305,795 $ 54,343,063 $ 134,824,103
$ 21,458,429 $ 51,946,552 $ 60,970,307 $ 71,473,557 $ 270,593,806
– – – 4,724,691 –
951,277 1,850,743 2,045,745 – 5,437,470
– 596 20,570 49 7,243
275,754 278,444 58,803 13,752 251,022
96,141 8,453 215,685 82,905 619,067
16,273 – – – –
11,635 14,675 15,105 14,628 17,238
22,809,509 54,099,463 63,326,215 76,309,582 276,925,846
– – – 174,112 –
4,768 5,529 10,711 194,952 311,453
11,254 – – – –
– – – 24,482 319,286
– 41,295 47,078 62,442 204,790
7,225 12,322 15,491 17,948 41,101
35,203 49,422 53,493 62,393 146,973
58,450 108,568 126,773 536,329 1,023,603
$ 22,751,059 $ 53,990,895 $ 63,199,442 $ 75,773,253 $ 275,902,243
$ 25,465,524 $ 45,416,979 $ 329,026,544 $ 433,845,216 $ 157,211,898
(2,714,465) 8,573,916 (265,827,102) (358,071,963) 118,690,345
$ 22,751,059 $ 53,990,895 $ 63,199,442 $ 75,773,253 $ 275,902,243
$ 22,751,059 $ 53,990,895 $ 63,199,442 $ 75,773,253 $ 275,902,243
10,775,509 2,475,545 9,666,952 23,035,111 9,337,720
$ 2.11 $ 21.81 $ 6.54 $ 3.29 $ 29.55

Statements of Operations

See accompanying notes to financial statements.
U.S. Government
Securities Ultra-
Short Bond Fund
Net Investment Income
Income
Dividends from unaffiliated issuers $ –
Foreign tax withheld on dividends –
Net dividends –
Interest and other 1,225,562
Total income
1,225,562
Expenses:
Management fee 142,501
Administrative services fee 63,551
Distribution plan fee –
Transfer agent fees and expenses 31,210
Professional fees 27,953
Custodian fees 3,235
Shareholder reporting expenses 21,721
Registration fees 21,193
Trustee fees and expenses 10,554
Chief compliance officer fees 3,156
Miscellaneous expenses 59,334
Total expenses before reductions 384,408
Expenses offset - Note 1 H
(3,235)
Expenses reimbursed - Note 3
(252,921)
Net expenses 128,252
Net Investment  Income (Loss) 1,097,310
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers
2,337
Securities from affiliated issuers
–
Foreign currency transactions
–
Forward currency contract transactions
–
Written options
–
Net realized gain (loss)
2,337
Net change in unrealized appreciation (depreciation) of:
Investments in unaffiliated issuers
(22,301)
Investments in affiliated issuers
–
Other assets and liabilities denominated in foreign currencies
–
Forward currency contracts
–
Written options
–
Net change in unrealized appreciation (depreciation) (22,301)
Net Realized and Unrealized Gain (Loss) on Investments (19,964)
Net Increase (Decrease) In Net Assets Resulting From Operations
$ 1,077,346

Year Ended December 31, 2025

Near-Term Tax Free
Fund
Global Luxury
Goods Fund
Global Resources
Fund
World Precious
Minerals Fund
Gold and Precious
Metals Fund
$ 31,454 $ 932,384 $ 706,754 $ 22,907 $ 2,594,473
– (139,075) (20,582) (5,320) (257,033)
31,454 793,309 686,172 17,587 2,337,440
656,237 373,121 492,444 414,184 1,657,672
687,691 1,166,430 1,178,616 431,771 3,995,112
118,217 487,505 416,415 508,078 1,535,522
58,322 104,569 104,483 116,819 272,209
– 127,055 109,583 133,304 433,005
29,034 37,160 56,817 67,958 77,172
26,483 33,934 34,529 37,564 79,671
3,198 13,572 12,947 21,331 32,888
21,067 24,444 22,473 24,392 41,633
21,065 21,602 23,119 22,665 31,138
9,973 13,321 12,198 13,223 26,781
2,625 5,606 4,696 5,686 18,230
73,123 99,659 121,288 104,653 253,900
363,107 968,427 918,548 1,055,673 2,802,149
(3,198) (13,572) (12,947) (21,331) (32,888)
(253,514) (86,186) (138,519) (126,352) –
106,395 868,669 767,082 907,990 2,769,261
581,296 297,761 411,534 (476,219) 1,225,851
(2,875) 1,771,590 2,729,577 2,085,714 52,301,991
– – – (651,002) –
– (119,687) 44,051 48,447 (102,583)
– (226,611) (135,031) (262,923) (544,305)
– 82,496 – – –
(2,875) 1,507,788 2,638,597 1,220,236 51,655,103
225,959 6,534,186 24,700,961 43,096,685 117,400,007
– – – 3,211,617 –
– 16,804 7,953 316 7,539
– – – – –
– (23,893) – – –
225,959 6,527,097 24,708,914 46,308,618 117,407,546
223,084 8,034,885 27,347,511 47,528,854 169,062,649
$ 804,380 $ 8,332,646 $ 27,759,045 $ 47,052,635 $ 170,288,500

Statements of Changes in Net Assets

See accompanying notes to financial statements.
U.S. Government Securities
Ultra-Short Bond Fund
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Increase (Decrease) in Net Assets
From operations:
Net investment income $ 1,097,310 $ 1,272,322
Net realized gain (loss) 2,337 (16,249)
Net change in unrealized appreciation (depreciation) (22,301) (40,095)
Net increase in net assets from operations 1,077,346 1,215,978
Distributions to shareholders
Investor Class (1,097,324) (1,272,327)
Total distributions paid (1,097,324) (1,272,327)
From capital share transactions:
Proceeds from shares sold
Investor Class 9,747,522 10,366,457
Distributions reinvested
Investor Class 870,626 1,019,499
10,618,148 11,385,956
Cost of shares redeemed
Investor Class (12,515,773) (12,736,545)
Net increase (decrease) in net assets from capital
share transactions (1,897,625) (1,350,589)
Net Increase (Decrease) in Net Assets (1,917,603) (1,406,938)
Net Assets
Beginning of year 29,921,010 31,327,948
End of year $ 28,003,407 $ 29,921,010
Capital Share Activity
Investor Class
Shares sold 4,998,728 5,318,937
Shares reinvested 446,475 523,433
Shares redeemed (6,418,345) (6,528,040)
Net capital share activity (973,142) (685,670)

Near-Term Tax Free Fund Global Luxury Goods Fund
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
$ 581,296 $ 611,257 $ 297,761 $ 332,605
(2,875) (8,027) 1,507,788 4,602,010
225,959 (63,168) 6,527,097 1,574,874
804,380 540,062 8,332,646 6,509,489
(581,299) (611,265) (3,966,066) (4,538,212)
(581,299) (611,265) (3,966,066) (4,538,212)
6,906,803 4,424,691 3,738,366 2,905,844
450,139 479,678 3,801,571 4,342,302
7,356,942 4,904,369 7,539,937 7,248,146
(8,287,230) (6,768,529) (7,525,552) (6,854,090)
(930,288) (1,864,160) 14,385 394,056
(707,207) (1,935,363) 4,380,965 2,365,333
23,458,266 25,393,629 49,609,930 47,244,597
$ 22,751,059 $ 23,458,266 $ 53,990,895 $ 49,609,930
3,277,620 2,110,113 175,167 140,431
213,857 229,053 173,826 217,332
(3,925,606) (3,228,243) (357,510) (332,070)
(434,129) (889,077) (8,517) 25,693

Statements of Changes in Net Assets

See accompanying notes to financial statements.
Global Resources Fund
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss) $ 411,534 $ 89,889
Net realized gain (loss) 2,638,597 790,056
Net change in unrealized appreciation (depreciation) 24,708,914 (2,319,601)
Net increase (decrease) in net assets from operations 27,759,045 (1,439,656)
Distributions to shareholders
Investor Class (513,252) (1,528,790)
Total distributions paid (513,252) (1,528,790)
From capital share transactions:
Proceeds from shares sold
Investor Class 8,345,184 1,349,796
Distributions reinvested
Investor Class 498,534 1,479,732
8,843,718 2,829,528
Cost of shares redeemed
Investor Class (9,427,482) (8,662,789)
Net increase (decrease) in net assets from capital
share transactions (583,764) (5,833,261)
Net Increase (Decrease) in Net Assets 26,662,029 (8,801,707)
Net Assets
Beginning of year 36,537,413 45,339,120
End of year $ 63,199,442 $ 36,537,413
Capital Share Activity
Investor Class
Shares sold 1,529,282 339,728
Shares reinvested 81,460 412,182
Shares redeemed (1,931,964) (2,181,034)
Net capital share activity (321,222) (1,429,124)

World Precious Minerals Fund Gold and Precious Metals Fund
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
$ (476,219) $ (290,891) $ 1,225,851 $ 170,757
1,220,236 (8,278,959) 51,655,103 3,984,098
46,308,618 9,309,898 117,407,546 10,599,964
47,052,635 740,048 170,288,500 14,754,819
(4,343,911) – (7,859,715) (1,523,716)
(4,343,911) – (7,859,715) (1,523,716)
14,831,948 10,344,809 74,277,070 28,642,133
4,100,226 – 7,214,474 1,393,229
18,932,174 10,344,809 81,491,544 30,035,362
(22,983,440) (16,713,400) (71,658,503) (37,528,208)
(4,051,266) (6,368,591) 9,833,041 (7,492,846)
38,657,458 (5,628,543) 172,261,826 5,738,257
37,115,795 42,744,338 103,640,417 97,902,160
$ 75,773,253 $ 37,115,795 $ 275,902,243 $ 103,640,417
6,246,561 6,841,781 3,697,787 2,452,328
1,331,242 – 248,696 121,892
(9,533,545) (11,235,174) (3,715,034) (3,360,936)
(1,955,742) (4,393,393) 231,449 (786,716)

Notes to Financial Statements
December 31, 2025

Note 1: Organization and Significant Accounting Policies
U.S. Global Investors Funds (“Trust”), consisting of the six separate funds (“Funds”)
included in this report, is organized as a Delaware statutory trust. Each Fund is an open-
end management investment company registered under the Investment Company Act of
1940, as amended, and follows the specialized accounting and reporting guidance in FASB
Accounting Standards Codiﬁcation Topic 946. All Funds are diversiﬁed with the exception of World Precious Minerals and Gold and Precious Metals. A non-diversiﬁed fund may invest a greater percentage of its assets in a smaller number of issuers in comparison to a diversiﬁed fund.
On June 14, 2019, the Institutional Shares of the Global Resources Fund and the World
Precious Minerals Fund were liquidated and terminated pursuant to a Board approved
Plan of Share Class Termination. On the Liquidation Date, each Fund made a liquidating distribution to shareholders of the Institutional Shares equal to each Shareholder’s proportionate interest in the Institutional Shares.
Effective July 1, 2020, the Holmes Macro Trends Fund changed its name to Global Luxury
Goods Fund. The Fund also changed its investment strategy on July 1, 2020. Prior to that date, the Fund invested in a diversified portfolio of equity and equity-related securities of companies in the S&P Composite 1500 Index, with a focus on companies achieving high return on invested capital metrics and an emphasis on mid-capitalization companies.
Different investment strategies may lead to different performance results. The Fund’s performance for periods prior to July 1, 2020 reflects the investment strategy in effect prior to that date.
Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for each
Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Funds based on performance measurements. Due to the significance of oversight and its role, the Adviser is deemed to be the Chief Operating
Decision Maker.
The following is a summary of signiﬁcant accounting policies consistently followed by the
Funds in the preparation of their ﬁnancial statements. The policies are in conformity with
U.S. generally accepted accounting principles.
A. Security Valuations
The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Debt securities having 60 days or less to maturity that are expected to be valued at par at maturity may be priced by the amortized cost method if the Adviser determines it would approximate market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional-size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data. For more information please see Notes to Portfolio of Investments.

Notes to Financial Statements
December 31, 2025

B. Cash-Concentration in Uninsured Account
For cash management purposes the Funds may concentrate cash with the Funds’ custodian.
As of December 31, 2025, The U.S. Government Securities Ultra-Short Bond Fund, Near-
Term Tax Free Fund, Global Luxury Goods Fund, Global Resources Fund, World Precious
Minerals Fund and Gold and Precious Metals Fund held $2,689,820, $951,277, $1,850,743,
$2,045,745, $0 and $5,437,470, respectively, as cash reserves at Brown Brothers Harriman
& Co. (BBH).
C. Fair Valued Securities
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board has designated the Adviser as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Funds’ compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, the Adviser considers a number of factors including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Adviser regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Adviser reports quarterly to the Trust’s Board of Trustees.
For securities traded on international exchanges, if events which may materially affect the value of a Fund’s securities occur after the close of the primary exchange and before a
Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith in accordance with the policies approved by the Board of
Trustees. The Adviser uses a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value (“NAV”)
than a NAV determined by using market quotes.
D. Security Transactions and Investment Income
Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identiﬁed cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend

Notes to Financial Statements
December 31, 2025

date may have passed are recorded as soon as the Fund has conﬁrmed the ex-dividend date.
Interest income, which may include original issue discount, is recorded on an accrual basis.
Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-worst basis as adjustments to interest income. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate collateral on their books with a value at least equal to the amount of the commitment. Losses may arise due to the changes in the value of the underlying securities or if the counterparty does not perform under the contract.
E. Foreign Currency Transactions
Some Funds may invest in securities of foreign issuers. The accounting records of these
Funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transactions. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.
F. Federal Income Taxes
The Funds intend to continue to comply with the requirements of Subchapter M of the
Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. Each Fund may be subject to foreign taxes on income and gains on investments, which are accrued based on the Fund’s understanding of the tax rules and regulations in the foreign markets.
The Funds recognize the tax beneﬁts of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.
Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax beneﬁts should be recorded related to uncertain tax positions taken on returns ﬁled for open tax years or expected to be taken in 2025 tax returns. The Funds
ﬁle U.S. federal and excise tax returns as required. The Funds’ 2022, 2023, 2024 and 2025
(when ﬁled) tax returns are open to examination by the federal and applicable state tax authorities. The Funds have no examinations in progress.
G. Dividends and Distributions to Shareholders
The Funds record dividends and distributions to shareholders on the ex-dividend date.
Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassiﬁcations related to permanent book and tax basis differences are made within the
Funds’ capital accounts to reﬂect income and gains available for distribution under income tax regulations.
The Funds, except as noted below, generally pay income dividends and distribute capital gains, if any, annually. The U.S. Government Securities Ultra-Short Bond Fund and the
Near-Term Tax Free Fund pay income dividends monthly. A Fund may elect to designate a portion of the earnings and proﬁts distributed to shareholders on the redemption of Fund shares during the year as distributions for federal income tax purposes.

Notes to Financial Statements
December 31, 2025

H. Expenses
Fund speciﬁc expenses are allocated to that Fund. Expenses that are not fund speciﬁc are allocated among Funds. Expense offset arrangements have been made with the Funds’
custodian so the custodian fees may be paid indirectly by credits earned on the Funds’ cash balances. Such deposit arrangements are an alternative to overnight investments. Custodian fees are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses. For the U.S. Government Securities Ultra-Short Bond
Fund, credits earned on its cash balance are included in interest and other income.
I. Use of Estimates in Financial Statement Preparation
The Funds are investment companies accounted for in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Therefore they follow the accounting and reporting guidelines for investment companies. The preparation of ﬁnancial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the ﬁnancial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Note 2: Financial Derivative Instruments
A. Options Contracts
Global Luxury Goods Fund, Gold and Precious Metals Fund, Global Resources Fund
and World Precious Minerals Fund (the “Equity Funds”) may purchase or write (sell)
options on securities to manage their exposure to stock or commodity markets as well as
ﬂuctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.
A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.
Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and
Liabilities as an investment and subsequently marked to market to reﬂect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.
The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).
Writing (selling) a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the

Notes to Financial Statements
December 31, 2025

underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reﬂect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium.
A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.
A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a Fund will be able to close out an option position when desired.
An inability to close out its options positions may reduce a Fund’s anticipated proﬁts or increase its losses.
As of December 31, 2025, there were no securities held in escrow by the custodian as cover for call options written.
B. Forward Foreign Currency Contracts
The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to hedge the portfolio against currency ﬂuctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities.
Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
As of December 31, 2025, there were no open forward foreign currency contracts.

Notes to Financial Statements
December 31, 2025

C. Summary of Derivative Instruments
The following is a summary of the effect of derivative instruments on the Statements of
Operations as of December 31, 2025:
Location
Global Luxury
Goods Fund
Global
Resources
Fund
World Precious
Minerals Fund
Realized gain (loss) on derivatives recognized in
income
Realized gain (loss) from securities from unaffiliated issuers
Purchased options – Equity risk $ (129,458) $ – $ 561,737
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts – Currency contract risk (226,611) (135,031) (262,923)
Realized gain (loss) from written options – Equity risk 82,496 – 0
(273,573) (135,031) 298,814
Change in unrealized appreciation (depreciation) on
derivatives recognized in income
Net change in unrealized appreciation (depreciation) of
investments in unaffiliated issuers
Purchased options – Equity risk 97,565 – 88,679
Net change in unrealized gain (loss) from foreign currency – – –
Written options – Equity risk (23,893) – –
73,672 – 88,679
Total $ (199,901) $ (135,031) $ 387,493
Location
Gold and
Precious
Metals Fund
Realized gain (loss) on derivatives recognized in income
Realized gain (loss) from securities
Purchased options – Equity risk $ 1,103,083
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts – Currency contract risk (544,305)
558,778
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) of investments
Purchased options – Equity risk 501,530
501,530
Total $ 1,060,308

Notes to Financial Statements
December 31, 2025

The total value of transactions in purchased options, written options and forward currency contracts during the year ended December 31, 2025, were approximately as follows:
Note 3: Investment Advisory and Other Agreements
U.S. Global Investors, Inc. (the “Adviser”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement with the Trust in effect through October 1, 2026, the Adviser furnishes management and investment advisory services and, subject to the supervision of the Trustees, directs the investments of each Fund according to each Fund’s investment objectives, policies and limitations.
For the services of the Adviser, each Fund pays a base management or advisory fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each Fund is:
The advisory agreement also provides that the base advisory fee of the Equity Funds will be adjusted upwards or downwards by 0.25 percent if there is a performance difference of 5 percent or more between a Fund’s performance and that of its designated benchmark index over the prior 12 months. The performance adjustment is calculated separately for each share class. The benchmarks are as follows:
No performance adjustment is applied unless the difference between the class’s investment performance and the benchmark is 5 percent or greater (positive or negative) during the applicable performance measurement period. The performance fee adjustment is calculated monthly in arrears and is accrued ratably during the month. The management fee, net of any performance fee adjustment, is paid monthly in arrears.
At a special meeting of shareholders of the World Precious Minerals Fund held on March 8,
2024, the shareholders of the World Precious Minerals Fund approved the elimination of the performance adjustment, effective April 1, 2024. At a special meeting of the shareholders of the Global Luxury Goods Fund and Gold and Precious Metals Fund held on March 28,
Fund Purchased Options
Written
Options
Forward Currency
Contracts
Global Luxury Goods Fund $ 600,630 $ (40,399) $ 19,823,552
Global Resources Fund – – 17,668,376
World Precious Minerals Fund 352,689 – 32,139,259
Gold and Precious Metals Fund 1,319,190 – 76,253,951
Fund
Average Percentage of
Average Daily Net Assets
U.S. Government Securities Ultra-Short Bond .50% of the first $250,000,000 and .375% of the excess
Near-Term Tax Free .50%
Global Luxury Goods 1.00%
Global Resources .95% of the first $500,000,000; .90% of $500,000,001 to
$1,000,000,000 and .85% of the excess
World Precious Minerals 1.00% of the first $500,000,000; .95% of $500,000,001 to
$1,000,000,000 and .90% of the excess
Gold and Precious Metals .90% of the first $500,000,000 and .85% of the excess
Fund Benchmark Index
Global Luxury Goods S&P Composite 1500 TR Index
Global Resources S&P Global Natural Resources Index (Net Total Return)
World Precious Minerals NYSE Arca Gold Miners Index
Gold and Precious Metals FTSE Gold Mines Index
C. Summary of Derivative Instruments

Notes to Financial Statements
December 31, 2025

2024, the shareholders of the Global Luxury Goods Fund and Gold and Precious Metals
Fund each approved the elimination of the performance adjustment, effective April 1,
2024. At a special meeting of shareholders of the Global Resources Fund held on May
24, 2024, the shareholders of the Global Resources Fund approved the elimination of the performance adjustment, effective June 1, 2024.
The Adviser agreed to phase in the removal of the performance adjustment such that, until
12 months after the elimination of the performance adjustment was approved, each Fund will pay advisory fees equal to the lesser of the base rate fee or the fee as determined with the performance adjustment. In particular, during this phase in period, the advisory fee rate may be adjusted downward if a Fund’s cumulative performance falls below the performance of its designated benchmark index by 5% or more but would not be correspondingly adjusted upward. The performance adjustment ceased entirely on April 1,
2025 for each of the World Precious Minerals Fund, Global Luxury Goods Fund, and Gold
and Precious Metals Fund, and on June 1, 2025 for the Global Resources Fund.
The amounts shown as Management fee on the Statements of Operations reﬂects the base fee plus/minus any performance adjustment. During the year ended December 31, 2025, the Funds recorded performance adjustments as follows:
Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings,
LLC (d/b/a Apex Fund Services) (“Apex”) and the Adviser act as co-administrators to the Trust. Apex provides a Principal Executive Officer, a Principal Financial Officer, a
Chief Compliance Officer and a Anti-Money Laundering Officer to each Fund, as well as certain additional compliance and administrative support functions. Apex also provides fund accounting services to each Fund. The fees related to these services are included in Administration Fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an
Apex services agreement, each Fund pays Apex customary fees for its services.
The U.S. Government Securities Ultra-Short Bond, Near-Term Tax Free, Global Luxury
Goods, Global Resources, World Precious Minerals and Gold and Precious Metals Funds
compensate the Adviser at an annual rate of 0.05% of the average daily net assets of each
Fund for administrative services provided.
The Equity Funds in the Trust have adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 in which the Distributor is paid a fee at an annual rate of 0.25% of the average daily net assets of the Fund for sales and promotional services related to the distribution of shares.
The Adviser has contractually limited the total operating expenses of the Global Luxury
Goods Fund, Gold and Precious Metals Fund, World Precious Minerals Fund, and Global
Resources Fund at 1.75% on an annualized basis through April 30, 2026. The Adviser has also contractually limited the total operating expenses of the Near-Term Tax Free Fund at
Fund
Investor Class
Performance Fee
Adjustment
Global Luxury Goods $ (20,717)
World Precious Minerals (25,140)
Gold and Precious Metals (23,297)
Note 3: Investment Advisory and Other Agreements

Notes to Financial Statements
December 31, 2025

0.45% on an annual basis through April 30, 2026. Amounts waived or reimbursed by the
Adviser pursuant to this contractual waiver arrangement are not eligible for recoupment by the Adviser.
The Adviser has voluntarily agreed to reimburse the U.S. Government Securities Ultra-
Short Bond Fund so that total operating expenses will not exceed 0.45% of average net assets through April 30, 2026. The expense limitation will continue on a voluntary basis at the Adviser’s discretion. The Adviser may temporarily agree to additional reimbursements or limitations. Amounts waived or reimbursed by the Adviser pursuant to this voluntary waiver arrangement are not eligible for recoupment by the Adviser.
Apex is the transfer agent for the Funds. Each Fund’s share class pays an annual fee based on the number of shareholder accounts, certain base fees and transaction- and activity-based fees for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds.
Brown Brothers Harriman & Co. (BBH) serves as the custodian.
Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside
Financial Group, LLC (d/b/a ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis.
Note 4: Investments
Cost of purchases and proceeds from sales of long-term securities for the year ended
December 31, 2025, are summarized as follows:
Note 5: Tax Information
The following table presents the income tax basis of securities owned at December 31,
2025, and the tax basis components of net unrealized appreciation (depreciation):
Fund Purchases Sales
U.S. Government Securities Ultra-Short Bond $ 1,967,188 $ 9,500,000
Near-Term Tax Free 13,526,498 15,205,814
Global Luxury Goods 59,292,365 61,255,527
Global Resources 25,192,003 26,006,492
World Precious Minerals 14,665,150 22,230,526
Gold and Precious Metals 132,924,966 127,824,195
Fund
Aggregate Tax
Cost
Gross
Unrealized
Appreciation
Gross
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Government Securities
Ultra-Short Bond $ 25,305,058 $ 25,114 $ – $ 25,114
Near-Term Tax Free 21,383,474 119,075 (44,120) 74,955
Global Luxury Goods 42,150,196 12,034,848 (2,238,492) 9,796,356
Global Resources 102,541,503 9,656,698 (51,227,894) (41,571,196)
World Precious Minerals 98,779,690 (1,515,580) (21,065,862) (22,581,442)
Gold and Precious Metals 150,592,146 127,000,998 (6,999,338) 120,001,660
Note 3: Investment Advisory and Other Agreements

Notes to Financial Statements
December 31, 2025

As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
The differences between book-basis and tax-basis unrealized appreciation (depreciation)
for Global Luxury Goods, Global Resources, World Precious Minerals and Gold and
Precious Metals Funds are attributable primarily to the tax deferral of losses on wash sales, and investment in passive foreign investment companies (PFIC).
Reclassiﬁcations are made to the Funds’ capital accounts to reﬂect income and gains available for distribution (or available capital loss carryovers) and due to over distributions necessary to meet excise tax reporting requirements under income tax regulations. For the year ended December 31, 2025, the Funds recorded the following reclassiﬁcations to increase (decrease) the accounts listed below:
Fund
Undistributed
Tax-Exempt
Income
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Capital and
Other Losses
U.S. Government Securities Ultra-Short
Bond $ – $ – $ – $ (804,457)
Near-Term Tax Free – – – (2,789,420)
Global Luxury Goods – – – (1,233,837)
Global Resources – 19,484,222 – (243,755,629)
World Precious Minerals – 30,741,216 – (366,231,754)
Gold and Precious Metals – 7,490,335 – (8,800,491)
Fund (continued)
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences Total
U.S. Government Securities Ultra-Short Bond $ 25,114 $ – $ (779,343)
Near-Term Tax Free 74,955 – (2,714,465)
Global Luxury Goods 9,796,356 11,397 8,573,916
Global Resources (41,571,196) 15,501 (265,827,102)
World Precious Minerals (22,581,442) 17 (358,071,963)
Gold and Precious Metals 120,001,660 (1,159) 118,690,345
Fund
Distributable
Earnings Paid in Capital
U.S. Government Securities Ultra-Short Bond $ 14 $ (14)
Near-Term Tax Free 3 (3)
Global Luxury Goods 84,278 (84,278)
Global Resources 12 (12)
World Precious Minerals – –
Gold and Precious Metals – –

Notes to Financial Statements
December 31, 2025

The tax character of distributions paid during the ﬁscal year ended December 31, 2025, were as follows:
The tax character of distributions paid during the ﬁscal year ended December 31, 2024, were as follows:
Capital loss carryforwards may be used to offset current or future taxable capital gains. The loss carryforwards for each Fund, as of December 31, 2025, are as follows:
For tax purposes, the Funds have current year deferred post October losses as follows:
These losses were recognized for tax purposes on the first day of the current tax year.
Fund
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital Total
U.S. Government Securities
Ultra-Short Bond $ – $ 1,097,324 $ – $ – $ 1,097,324
Near-Term Tax Free 503,256 78,043 – – 581,299
Global Luxury Goods – 2,091,395 1,790,393 84,278 3,966,066
Global Resources – 513,252 – – 513,252
World Precious Minerals – 4,343,911 – – 4,343,911
Gold and Precious Metals – 7,859,715 – – 7,859,715
Fund
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital Total
U.S. Government Securities
Ultra-Short Bond $ – $ 1,272,327 $ – $ – $ 1,272,327
Near-Term Tax Free 516,001 95,264 – – 611,265
Global Luxury Goods – 2,721,384 1,816,828 – 4,538,212
Global Resources – 1,528,790 – – 1,528,790
World Precious Minerals – – – – –
Gold and Precious Metals – 1,523,716 – – 1,523,716
No Expiration
Fund Short-Term Long-Term Total
U.S. Government Securities Ultra-Short Bond $ 418,828 $ 385,629 $ 804,457
Near-Term Tax Free 1,043,573 1,745,847 2,789,420
Global Luxury Goods 1,080,871 – 1,080,871
Global Resources 168,412,763 75,342,866 243,755,629
World Precious Minerals 87,664,895 278,566,859 366,231,754
Gold and Precious Metals 8,800,491 – 8,800,491
Fund
Post
October 31, 2025
Capital Loss
Deferral
Post October 31,
2025 Ordinary Loss
Deferral
Global Luxury Goods $ 152,966 $ –

Notes to Financial Statements
December 31, 2025

The Global Luxury Goods Fund has a Section 382 loss limitation. The remaining loss limit at December 31, 2025 is $1,080,871 and the yearly amount of loss that can be drawn down or utilized from this amount is $117,889.
During the year ended December 31, 2025, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
Note 6: Risks of Concentrations and Foreign Investments
The Near-Term Tax Free Fund may be exposed to risks related to concentration of investments in a particular state or geographic area. These investments present risks resulting from changes in economic conditions of the region or the issuer.
The Global Resources Fund concentrates its investments in the natural resources industries and may be subject to greater risks and ﬂuctuations than a portfolio representing a broader range of industries.
The World Precious Minerals and Gold and Precious Metals Funds concentrate their investments in gold and other precious metals and minerals and, therefore, may be subject to greater risks and market ﬂuctuations than a portfolio representing a broader range of industries. The funds invest in securities that typically respond to changes in the price of gold and other precious metals and minerals, which can be inﬂuenced by a variety of global economic, ﬁnancial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales. Fluctuations in the prices of gold and other precious metals and minerals will affect the market values of the securities held by these funds.
Note 7: Credit Arrangements
Each of the Funds has an uncommitted credit facility with BBH, which will remain in effect through at least April 19, 2026. The continuance of the credit facility with BBH is subject to annual renewal by the Board. Borrowings of each Fund are collateralized by any or all of the securities held by BBH as the Funds’ custodian up to the amount of the borrowing. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2 percent. Each Fund has a maximum borrowing limit of 10 percent of qualiﬁed assets.
The aggregate of borrowings by all Funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the credit facility during the year ended
December 31, 2025.
Note 8: Commitments and Contingencies
In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against
Fund
U.S. Government Securities Ultra-Short Bond $ 2,337
Global Luxury Goods 117,889
Global Resources 633,131
Gold and Precious Metals 51,503,456

Notes to Financial Statements
December 31, 2025

each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s Statement of Assets and Liabilities.
Note 9: Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Funds have had not such events. Management has evaluated the need for additional disclosures and/
or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Financial Highlights

U.S. Government Securities Ultra-Short Bond Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2025
2024
2023
2022
2021
Ratios to Average Net Assets:
Expense offset
(0.01)%
(0.01)%
–
–
–
Year Ended December 31,
2025 2024 2023 2022 2021
Net asset value, beginning of year
$ 1.95  $ 1.95  $ 1.94  $ 1.99  $ 2.00
Investment Activities
Net investment income (loss) * 0.08  0.08  0.07  0.02  (0.01)
Net realized and unrealized gain
(loss)
(0.00)
(a)
(0.00)
(a)
0.01  (0.05) (0.00)
(a)
Total from investment activities
0.08  0.08  0.08  (0.03) (0.01)
Distributions
From net investment income (0.08) (0.08) (0.07) (0.02) –
From net realized gains
–  –  –  (0.00)
(a)
(0.00)
(a)
Net asset value, end of year
$ 1.95  $ 1.95  $ 1.95  $ 1.94  $ 1.99
Total Return
(b)
3.92% 4.31% 4.17% (1.66)% (0.44)%
Ratios to Average Net Assets:
Net investment income (loss) 3.85% 4.20% 3.56% 0.82% (0.32)%
Total expenses 1.35% 1.30% 1.17% 1.13% 1.06%
Expenses waived or reimbursed
(c)
(0.90)% (0.85)% (0.72)% (0.68)% (0.61)%
Net expenses
(d)
0.45% 0.45% 0.45% 0.45% 0.45%
Portfolio turnover rate 25% 38% 143% 46% 78%
Net assets, end of year (in
thousands) $28,003  $29,921  $31,328  $34,117  $38,004
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

Financial Highlights

Near-Term Tax Free Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2025
2024
2023
2022
2021
Ratios to Average Net Assets:
Expense offset
(0.01)%
(0.02)%
(0.01)%
(0.02)%
(–)%
Year Ended December 31,
2025 2024 2023 2022 2021
Net asset value, beginning of year
$ 2.09  $ 2.10  $ 2.09  $ 2.23  $ 2.26
Investment Activities
Net investment income * 0.05  0.05  0.05  0.02  0.02
Net realized and unrealized gain
(loss)
0.02  (0.01) 0.01  (0.14) (0.03)
Total from investment activities
0.07  0.04  0.06  (0.12) (0.01)
Distributions
From net investment income (0.05) (0.05) (0.05) (0.02) (0.02)
Net asset value, end of year
$ 2.11  $ 2.09  $ 2.10  $ 2.09  $ 2.23
Total Return
(a)
3.47% 1.99% 3.04% (5.23)% (0.46)%
Ratios to Average Net Assets:
Net investment income 2.46% 2.44% 2.42% 1.08% 0.86%
Total expenses 1.54% 1.42% 1.29% 1.20% 1.13%
Expenses waived or reimbursed
(b)
(1.09)% (0.97)% (0.84)% (0.75)% (0.68)%
Net expenses
(c)
0.45% 0.45% 0.45% 0.45% 0.45%
Portfolio turnover rate 62% 53% 14% 57% 20%
Net assets, end of year (in
thousands) $22,751  $23,458  $25,394  $30,878  $35,389
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

Financial Highlights

Global Luxury Goods Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2025
2024
2023
2022
2021
Ratios to Average Net Assets:
Expense offset
(0.03)%
(0.02)%
(0.04)%
(0.06)%
( – )%
Year Ended December 31,
2025 2024 2023 2022 2021
Net asset value, beginning of year
$ 19.97  $ 19.22  $ 15.95  $ 22.30  $ 20.59
Investment Activities
Net investment income (loss) * 0.12  0.14  0.12  0.36  (0.14)
Net realized and unrealized gain
(loss)
3.44  2.60  3.67  (5.69) 5.28
Total from investment activities
3.56  2.74  3.79  (5.33) 5.14
Distributions
From net investment income (0.00)
(a)
(0.13) (0.01) (0.57) (0.21)
From net realized gains
(1.72) (1.86) (0.51) (0.45) (3.22)
Net asset value, end of year
$ 21.81  $ 19.97  $ 19.22  $ 15.95  $ 22.30
Total Return
(b)
17.80% 14.22% 23.75% (23.88)% 25.02%
Ratios to Average Net Assets:
Net investment income (loss) 0.59% 0.68% 0.64% 2.03% (0.60)%
Total expenses 1.91% 1.71% 2.05% 1.75% 1.99%
Expenses waived or reimbursed
(c)
(0.20)% (0.20)% (0.18)% (0.20)% (0.06)%
Net expenses
(d)
1.71% 1.51% 1.87% 1.55% 1.93%
Portfolio turnover rate 122% 195% 195% 248% 177%
Net assets, end of year (in
thousands) $53,991  $49,610  $47,245  $40,321  $57,667
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

Financial Highlights

Global Resources Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2025
2024
2023
2022
2021
Ratios to Average Net Assets:
Expense offset
(0.03)%
(0.03)%
(0.04)%
(0.03)%
( – )%
Year Ended December 31,
2025 2024 2023 2022 2021
Net asset value, beginning of year
$ 3.66  $ 3.97  $ 4.30  $ 5.67  $ 5.97
Investment Activities
Net investment income (loss) * 0.04  0.01  0.01  0.01  (0.01)
Net realized and unrealized gain
(loss)
2.89  (0.16) (0.34) (0.71) 0.78
Total from investment activities
2.93  (0.15) (0.33) (0.70) 0.77
Distributions
From net investment income (0.05) (0.16) –  (0.67) (1.07)
Net asset value, end of year
$ 6.54  $ 3.66  $ 3.97  $ 4.30  $ 5.67
Total Return
(a)
80.27% (3.73)% (7.67)% (12.10)% 13.43%
Ratios to Average Net Assets:
Net investment income (loss) 0.94% 0.22% 0.35% 0.25% (0.22)%
Total expenses 2.10% 2.04% 1.69% 1.60% 1.90%
Expenses waived or reimbursed
(b)
(0.35)% (0.47)% (0.22)% (0.06)% –
Net expenses
(c)
1.75% 1.57% 1.47% 1.54% 1.90%
Portfolio turnover rate 60% 85% 84% 46% 135%
Net assets, end of year (in
thousands) $63,199  $36,537  $45,339  $55,053  $67,821
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

Financial Highlights

World Precious Minerals Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2025
2024
2023
2022
2021
Ratios to Average Net Assets:
Expense offset
(0.04)%
(0.03)%
(0.04)%
(0.02)%
( – )%
Year Ended December 31,
2025 2024 2023 2022 2021
Net asset value, beginning of year
$ 1.49  $ 1.45  $ 1.73  $ 2.58  $ 5.26
Investment Activities
Net investment loss * (0.02) (0.01) (0.01) (0.03) (0.09)
Net realized and unrealized gain
(loss)
2.02  0.05  (0.27) (0.82) (0.74)
Total from investment activities
2.00  0.04  (0.28) (0.85) (0.83)
Distributions
From net investment income (0.20) –  –  –  (1.85)
Net asset value, end of year
$ 3.29  $ 1.49  $ 1.45  $ 1.73  $ 2.58
Total Return
(a)
134.84% 2.76% (16.18)% (32.95)% (14.19)%
Ratios to Average Net Assets:
Net investment loss (0.89)% (0.72)% (0.90)% (1.31)% (1.77)%
Total expenses 1.98% 1.92% 1.74% 1.62% 1.93%
Expenses waived or reimbursed
(b)
(0.28)% (0.43)% (0.27)% (0.09)% –
Net expenses
(c)
1.70% 1.49% 1.47% 1.53% 1.93%
Portfolio turnover rate 28% 31% 21% 25% 41%
Net assets, end of year (in
thousands) $75,773  $37,116  $42,744  $54,500  $89,313
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

Financial Highlights

Gold and Precious Metals Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2025
2024
2023
2022
2021
Ratios to Average Net Assets:
Expense offset
(0.02)%
(0.01)%
(0.02)%
(0.03)%
( – )%
Year Ended December 31,
2025 2024 2023 2022 2021
Net asset value, beginning of year
$ 11.38  $ 9.90  $ 9.75  $ 11.81  $ 13.53
Investment Activities
Net investment income (loss) * 0.14  0.02  0.04  (0.01) (0.01)
Net realized and unrealized gain
(loss)
18.90  1.63  0.11  (2.05) (1.46)
Total from investment activities
19.04  1.65  0.15  (2.06) (1.47)
Distributions
From net investment income (0.87) (0.17) –  –  (0.25)
Net asset value, end of year
$ 29.55  $ 11.38  $ 9.90  $ 9.75  $ 11.81
Total Return
(a)
167.46% 16.65% 1.54% (17.44)% (10.82)%
Ratios to Average Net Assets:
Net investment income (loss) 0.71% 0.16% 0.38% (0.11)% (0.07)%
Total expenses 1.62% 1.71% 1.48% 1.55% 1.82%
Expenses waived or reimbursed
(b)
(0.02)% (0.02)% (0.02)% (0.03)% –
Net expenses
(c)
1.60% 1.69% 1.46% 1.52% 1.82%
Portfolio turnover rate 76% 58% 50% 55% 56%
Net assets, end of year (in
thousands) $275,902  $103,640  $97,902  $110,089  $141,228
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of U.S. Global Investors Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of U.S. Government Securities Ultra-Short Bond Fund, Near-Term Tax Free
Fund, Global Luxury Goods Fund, Global Resources Fund, World Precious Minerals Fund,
and Gold and Precious Metals Fund, each a series of shares of beneficial interest in U.S.
Global Investors Funds (the “Funds”) as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated February 28, 2023, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, issuer and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 27, 2026

Important Tax Information (
unaudited
)
December 31, 2025

The percentage of tax-exempt dividends paid by the Near-Term Tax Free Fund for the year ended December 31, 2025, was 86.57%.
The percentage of ordinary income dividends paid by the Funds during the year ended
December 31, 2025, which qualify as Qualified Dividends Income (QDI) and the Dividends
Received Deduction (DRD) available to corporate shareholders was:
The amounts which represent foreign source income and foreign taxes paid during the year ended December 31, 2025, are as follows:
Qualified
Dividend
Income
Dividend
Received
Deduction
Qualified
Investment
Income
Qualified
Short
Term Gain
Dividends
U.S. Government Securities Ultra-Short Bond –% –% 86.12% –%
Near-Term Tax Free –% –% 7.22% –%
Global Luxury Goods 46.53% 8.66% 1.76% 97.16%
Global Resources 52.04% 30.10% 4.92% –%
World Precious Minerals 0.45% –% 0.58% –%
Gold and Precious Metals 13.79% 0.15% 0.96% –%
Foreign Source
Income Foreign Tax Credit
Global Luxury Goods $ 1,107,850 $ 103,751
Global Resources 948,258 12,701
World Precious Minerals 407,974 5,320
Gold and Precious Metals 4,068,399 253,746

Other Information (
unaudited
)
December 31, 2025

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract
(Item 11 of Form N-CSR)
At the September 24, 2025 Board meeting (“September meeting”), the Board of Trustees
(the “Board”) of U.S. Global Investors Funds (the “Trust”), including all the trustees who are not “interested persons” of the Trust (the “Independent Trustees”), met and considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust (the “Advisory Agreement”), on behalf of each series of the Trust (each, a “Fund”
and together, the “Funds”) for an additional one-year term.
In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the
Adviser’s personnel, operations, financial condition, projected performance, and the services to be provided by the Adviser to each Fund. During its deliberations, the Board received a presentation from senior representatives of the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal
Counsel”) and, as necessary, with the Trust’s administrator. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the September meeting, the Board reviewed, among other matters, the topics discussed below:
Nature, Extent and Quality of Services
Based on written materials received from the Adviser, a presentation from senior representatives of the Adviser, and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding, among other things, the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds’
investments; the investment philosophy and decision-making process of those professionals;
the capability and integrity of the Adviser’s senior management and staff; and the quality of the Adviser’s services with respect to regulatory compliance.
The Board also considered the adequacy of the Adviser’s resources. The Board noted the
Adviser’s representation that the firm is financially stable and has the operational capability needed to provide high-quality investment advisory services to the Funds. Based on the presentation and the materials provided by the Adviser, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds by the
Adviser under the Advisory Agreement.

Other Information (
unaudited
)
December 31, 2025

Performance
In connection with a presentation by the Adviser regarding its approach to managing the
Funds, including the investment objective and strategy of each Fund, the Board reviewed the performance of each Fund compared to their respective benchmarks and compared to independent peer groups of funds identified by Strategic Insight, Inc. (“Strategic Insight”) as
having characteristics similar to those of the Funds.
With respect to performance, the Board noted the Adviser’s overall representation that the
Funds’ relatively small asset size meant that fund expenses also served as a disproportionate drag on performance relative to the larger peers in each Fund’s respective Strategic Insight peer group.
Global Luxury Goods Fund
For the Global Luxury Goods Fund, the information presented showed that the Fund outperformed the S&P Global Luxury Index for each of the one-, three-, and five-year periods ended June 30, 2025, and underperformed the S&P Global Luxury Index for the 10-year period ended June 30, 2025. The information presented also showed that the Global Luxury
Goods Fund underperformed each of the S&P 500 Index and the S&P Composite 1500 Total
Return Index for each of the three-, five-, and 10-year periods ended June 30, 2025. The information presented showed that for the one-year period ended June 30, 2025, the Global
Luxury Goods Fund outperformed the S&P 1500 Index and underperformed the S&P 500
Index, respectively. The information presented further showed that the Global Luxury Goods
Fund underperformed the average of its Strategic Insight peer group for the one-, three-, and
10-year periods ended June 30, 2025, and outperformed the average of its Strategic Insight peer group for the five-year period ended June 30, 2025.
With respect to the Global Luxury Goods Fund’s performance relative to the benchmark indices, the Board noted the Adviser’s representation that the Global Luxury Goods Fund had only been operating under its new luxury goods-oriented investment strategy since July
2020 and that earlier periods of performance reflected the performance of the predecessor investment strategy. The Board also noted the Adviser’s representation that the Fund’s performance more closely approximated that of the S&P Global Luxury Index, which the
Adviser believed to align more closely with the Fund’s investment strategies than the S&P 500
Index or the S&P Composite 1500 Index, given the similarities between the Global Luxury
Goods Fund’s portfolio and the constituents of the S&P Global Luxury Index.
The Board noted the Adviser’s representation that the Global Luxury Goods Fund’s underperformance over the longer-term relative to the Strategic Insight peers could be attributed, at least in part, to differences in the Global Luxury Goods Fund’s investment strategy compared to those of the peers. Specifically, the Board noted the Adviser’s representation that the funds in the Strategic Insight peer group employed broad, large capitalization growth strategies and, although some of the peer funds appeared to have above-average allocations to the consumer discretionary sector, the peer funds did not appear to be subject to the same investment constraints as the Global Luxury Goods Fund with respect to luxury goods investments and did not approach the levels of consumer discretionary investment exposure in the Global Luxury Goods Fund portfolio.

Other Information (
unaudited
)
December 31, 2025

Global Resources Fund
For the Global Resources Fund, the information presented showed that the Global Resources
Fund underperformed the S&P 500 Index for the one-, three-, five-, and 10-year periods ended
June 30, 2025. The information presented also showed that the Fund outperformed each of the Global Natural Resources Index and the average of its Strategic Insight peer group for the one-year period ended June 30, 2025 and underperformed each of the Global Natural
Resources Index and the average of its Strategic Insight peer group for the three-, five-, and
10-year periods ended June 30, 2025.
The Board noted the Adviser’s representation that the Fund’s performance relative to the peers and benchmark for the one-year period was attributed to, at least in part, the Fund’s overweight position in precious metals, which performed well during the period, and the
Fund’s underweight allocation to steel and integrated oil, noting that broader market factors, including increased domestic energy production and increased global oil production, among others, lowered energy prices. The Board also noted the Adviser’s representation that the
Global Resources Fund had greater exposure to junior and microcap resources companies that its peers, which has detracted from long-term performance.
Gold and Precious Metals Fund
For the Gold and Precious Metals Fund, the information presented showed that the Fund outperformed the S&P 500 Index for the one- and three-year periods ended June 30, 2025 and underperformed the S&P 500 Index for the five- and 10-year periods ended June 30, 2025.
The information presented also showed that the Fund underperformed the FTSE Gold Mines
Index for one- and three-year periods ended June 30, 2025 and outperformed the FTSE Gold
Mines Index for the five-and 10-year periods ended June 30, 2025. The information presented also showed that the Fund outperformed the average of its Strategic Insight peers for the one-, three-, five-, and 10-year periods ended June 30, 2025.
The Board observed that the Gold and Precious Metals Fund changed its primary benchmark index from the FTSE Gold Mines Index to the S&P 500 Index, effective May 1, 2024, due to regulatory requirements and that the Fund retained FTSE Gold Mines Index as a secondary benchmark index because the FTSE Gold Mines Index more closely aligns with the Fund’s investment strategies and investment restrictions. The Board noted the Adviser’s representation that securities selection, among other factors, contributed positively to relative performance over the one-year period.
World Precious Minerals Fund
For the World Precious Minerals Fund, the information presented showed that the
Fund outperformed the S&P 500 Index for the one-year period ended June 30, 2025 and underperformed the S&P 500 Index for the three-, five-, and 10-year periods ended June 30,
2025. The information presented also showed that the Fund underperformed the NYSE Arca
Gold Miners Index and the average of its Strategic Insight peers for each of the one-, three-, five-, and 10-year periods ended June 30, 2025.
The Board noted that the Fund’s underperformance relative to the index and peers during the periods under review could be attributed, at least in part, to the underperformance of the junior gold exploration and development companies in which the Fund invested relative to larger capitalization gold companies. At the Adviser’s request, the Board also considered

Other Information (
unaudited
)
December 31, 2025

the performance of the Fund compared to that of the S&P TSX Venture Precious Metals
& Minerals Index (the “Comparable Index”), which was believed to be a more appropriate measure of comparison. The Board noted that the information presented showed that the
World Precious Minerals Fund still underperformed, but more closely aligned with, the
Comparable Index during the period shown and that the Fund’s performance was expected to more closely approximate that of the Comparable Index in the future. The Board noted the
Adviser’s conviction in the Fund’s portfolio, and the Adviser’s representation that it would remain patient for investment opportunities in the junior mining space with an expectation that junior mining companies would return to favor as liquidity and capital formation returned to the sector.
Near-Term Tax-Free Fund
For the Near-Term Tax-Free Fund, the information presented showed that the Fund underperformed the average of its Strategic Insight peer group for the one-, three-, five-, and
10-year periods ended June 30, 2025.
The Board observed that the Near-Term Tax-Free Fund changed its primary benchmark index from the Bloomberg 3-year Municipal Bond Index to the Bloomberg Municipal Bond Index,
effective May 1, 2024, due to regulatory requirements and that the Fund retained Bloomberg
3-year Municipal Bond Index as a secondary benchmark index because the Bloomberg
3-year Municipal Bond Index more closely aligns with the Fund’s investment strategies and investment restrictions. The Board observed that the Fund outperformed its regulatory benchmark index, the Bloomberg Municipal Bond Index, for the one-year period ended June
30, 2025 and underperformed the Bloomberg Municipal Bond Index for the three-, five-, and
10-year periods ended June 30, 2025. At the Adviser’s request, the Board also considered the performance of the Near-Term Tax-Free Fund compared to the Fund’s secondary benchmark index, the Bloomberg 3-year Municipal Bond Index, and observed that the Fund underperformed the Bloomberg 3-year Municipal Bond Index for the one-, three-, five-, and
10-year periods ended June 30, 2025. The Board noted the Adviser’s representation that the
Fund’s relative underperformance was a result of the Fund’s exposure to investments with relatively shorter duration than the constituents of the benchmark and peer fund portfolios, noting that longer-dates bonds experienced greater price appreciation during the period.
U.S. Government Securities Ultra-Short Bond Fund
For the U.S. Government Securities Ultra-Short Bond Fund, the information presented showed that the Fund underperformed the average of its Strategic Insight peer group for the one-, three-, and five-year periods ended June 30, 2025.
The Board observed that the U.S. Government Securities Ultra-Short Bond Fund changed its primary benchmark index from the Bloomberg U.S. Treasury Bills 6-9 Months Total Return
Index to the Bloomberg U.S. Aggregate Bond Index, effective May 1, 2024, due to regulatory requirements and that the Fund retained Bloomberg U.S. Treasury Bills 6-9 Months Total
Return Index as a secondary benchmark index because the Bloomberg U.S. Treasury Bills
6-9 Months Total Return Index more closely aligns with the Fund’s investment strategies and investment restrictions. The Board observed that the Fund underperformed its regulatory benchmark index, the Bloomberg U.S. Aggregate Bond Index, for the one- and 10-year periods ended June 30, 2025 and outperformed the Bloomberg U.S. Aggregate Bond Index for the three- and five-year periods ended June 30, 2025. At the Adviser’s request, the Board

Other Information (
unaudited
)
December 31, 2025

also considered the performance of the U.S. Government Securities Ultra-Short Bond Fund
compared to the Fund’s secondary benchmark index, the Bloomberg U.S. Treasury Bills 6-9
Months Total Return Index, and observed that the Fund outperformed the Bloomberg U.S.
Treasury Bills 6-9 Months Total Return Index for the one-year period ended June 30, 2025 and underperformed the Bloomberg U.S. Treasury Bills 6-9 Months Total Return Index for
the three-, five-, and 10-year periods ended June 30, 2025. The Board noted the Adviser’s representation that the Fund’s relatively shorter duration and security selection contributed to relative underperformance during the period.
In consideration of the Funds’ investment strategies, the unique nature of the markets in which the Funds invested, and the foregoing performance information, including the
Adviser’s representations regarding each Funds’ recent performance relative to peers and benchmarks, among other relevant considerations, the Board determined that the Funds and their shareholders could benefit from the Adviser’s continued management of each Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Funds and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the Funds’ respective Strategic Insight peer groups.
For the Global Luxury Goods Fund and Gold and Precious Metals Fund, the information showed that, as of June 30, 2025, each Fund’s net advisory fee rate and net total expense ratio were higher than the median of their Strategic Insight peer group.
For the Global Resources Fund and World Precious Minerals Fund, the information showed that, as of June 30, 2025, each Fund’s net advisory fee rate was less than the median of their respective Strategic Insight peers and each Fund’s net total expense ratio was higher than the median of their respective Strategic Insight peer group.
For the Near-Term Tax-Free Fund and U.S. Government Securities Ultra-Short Bond Fund,
the information showed that, as of June 30, 2025, each Fund’s net advisory fee rate and net total expense ratio were lower than the median of their respective Strategic Insight peer group.
The Board considered the Adviser’s representation that higher expenses are inherent in small fund complexes, such as the Trust, noting the difficulty that small complexes face in spreading increasing overhead over a small asset base. The Board also noted the Adviser’s representation that the nature of the Funds’ shareholder composition, which generally comprised a significant number of small, retail accounts, resulted in significantly more operational and administrative expense than the expense borne by the larger fund complexes against which the Funds were compared. The Board noted further the Adviser’s representation that the Adviser continues to evaluate opportunities to reduce expenses that negatively affect the Funds’ investment results.
The Board noted that, with respect to each of the Global Luxury Goods Fund, Global Resources
Fund, Gold and Precious Metals Fund, and World Precious Minerals Fund (the “Equity
Funds”), the shareholders of each Fund had approved the elimination of the performance-
based adjustment to the management fee arrangements in 2024 and that the Adviser had agreed that each Fund will pay advisory fees equal to the lesser of the base fee rate or the fee as determined with the downward performance adjustment until March 31, 2025.

Other Information (
unaudited
)
December 31, 2025

In addition, the Board noted that the Adviser is contractually limiting expenses (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest) for certain of the Funds to ensure that Fund expenses do not exceed the following levels through at least April 30, 2026:
The Board also noted that the Adviser is currently voluntarily limiting expenses for the U.S.
Government Bond Fund (all voluntary expense limitations may be modified or removed by the Adviser at any time and are exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions, interest, and advisory fee performance adjustments, if any) to ensure that Fund expenses do not exceed 0.45% of average net assets for the U.S.
Government Bond Fund through at least April 30, 2026.
Based on the foregoing and other applicable considerations, the Board concluded that the advisory fee rates to be charged to the Funds under the Advisory Agreement appeared to be reasonable under all of the facts and circumstances.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Funds. In this regard, the Board considered the Adviser’s resources devoted to the Funds, as well as the Adviser’s discussion of the costs and profitability of its mutual fund activities. The Board noted the Adviser’s representation that it continued to waive its advisory fee as necessary to ensure each Fund’s expenses did not exceed the voluntary or contractual expense cap, as applicable. The Board also noted the Adviser’s representation that the nature of the Funds’ shareholder composition, which generally comprised a significant number of small, retail accounts, resulted in significantly more operational and administrative expense than the expense borne by the larger fund complexes against which the Funds were compared. Based on these and other applicable considerations, the Board concluded that the
Adviser’s profits attributable to management of the Funds appeared to be reasonable in light of the nature, extent and quality of the services provided by the Adviser.
Economies of Scale
As part of its review of the Advisory Agreement, the Board considered whether the Funds would benefit from any economies of scale. In this respect, the Board considered the Funds’
fee structures, asset sizes, and net expense ratios, recognizing that an analysis of economies of scale is generally most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. The Board reviewed relevant materials, including information and representations from the Adviser, in considering whether the use of breakpoints would be appropriate at this time, and the Board noted the existence of the Adviser’s ongoing expense limitation agreement obligations for each Fund. The Board noted, in particular, the relatively low and declining asset levels for the majority of the Funds. The Board noted the Adviser’s representation that economies of scale could be experienced by shareholders of the Funds
Funds Expense Cap
Global Luxury Goods Fund 1.75%
Global Resources Fund 1.75%
Gold and Precious Metals Fund 1.75%
World Precious Minerals Fund 1.75%
Near-Term Tax Free Fund 0.45%

Other Information (
unaudited
)
December 31, 2025

upon reaching significantly higher asset levels but that, in light of the Funds’ current asset levels, breakpoints in the advisory fee were not believed by the Adviser to be appropriate at this time. Based on the foregoing information and other applicable considerations, the Board concluded that the information presented generally supported the renewal of the Advisory
Agreement.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation and other applicable considerations, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different
Trustees may have given different weight to different factors. The Board reviewed a memorandum from Independent Trustee Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

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(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Included as part of financial statements filed under Item 7(a).
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Code of Ethics.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              U.S. Global Investors Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 23, 2026

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 23, 2026